As filed with the Securities and Exchange Commission on February 26, 2003

                                                              File No. 333-12989
                                                                       811-07835
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               -------------------

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
       Pre-Effective Amendment No.                                           [ ]
       Post-Effective Amendment No.  10                                      |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
       Amendment No.  1                                                      |X|

                        (Check appropriate box or boxes.)

                               -------------------

            Phoenix Life and Annuity Variable Universal Life Account

                           (Exact Name of Registrant)

                               -------------------

                        Phoenix Life And Annuity Company

                               (Name of Depositor)

                               -------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                               -------------------

                             Richard J. Wirth, Esq.
                        Phoenix Life and Annuity Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                               -------------------

     It is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ] on ___________ pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     |X| on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485

     If appropriate, check the following box:
     [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                               -------------------

================================================================================

                                                                     [Version B]

                                 CORPORATE EDGE

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT

                   ISSUED BY: PHOENIX LIFE AND ANNUITY COMPANY



PROSPECTUS                                                           MAY 1, 2003


Corporate Edge is a flexible premium variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life and Annuity Variable Universal Life Account. The subaccounts purchase shares of the following funds:


THE PHOENIX EDGE SERIES FUND
----------------------------
[Diamond] Phoenix-Aberdeen International Series
[Diamond] Phoenix-AIM Mid-Cap Equity Series
[Diamond] Phoenix-Alliance/Bernstein Enhanced Index Series [Diamond] Phoenix-Alliance/Bernstein Growth + Value Series [Diamond] Phoenix-Duff & Phelps Real Estate Securities Series [Diamond] Phoenix-Engemann Capital Growth Series
[Diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [Diamond] Phoenix-Goodwin Money Market Series
[Diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [Diamond] Phoenix-Hollister Value Equity Series
[Diamond] Phoenix-Janus Flexible Income Series
[Diamond] Phoenix-Kayne Large-Cap Core Series
[Diamond] Phoenix-Kayne Small-Cap Quality Value Series [Diamond] Phoenix-Lazard International Equity Select Series [Diamond] Phoenix-Lazard Small-Cap Value Series
[Diamond] Phoenix-Lazard U.S. Multi-Cap Series
[Diamond] Phoenix-Lord Abbett Bond-Debenture Series
[Diamond] Phoenix-Lord Abbett Large-Cap Value Series
[Diamond] Phoenix-Lord Abbett Mid-Cap Value Series
[Diamond] Phoenix-MFS Investors Growth Stock Series
[Diamond] Phoenix-MFS Investors Trust Series
[Diamond] Phoenix-MFS Value Series
[Diamond] Phoenix-Northern Dow 30 Series
[Diamond] Phoenix-Northern Nasdaq-100 Index(R) Series
[Diamond] Phoenix-Oakhurst Growth and Income Series
[Diamond] Phoenix-Oakhurst Strategic Allocation Series [Diamond] Phoenix-Sanford Bernstein Global Value Series [Diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series [Diamond] Phoenix-Sanford Bernstein Small-Cap Value Series [Diamond] Phoenix-Seneca Mid-Cap Growth Series
[Diamond] Phoenix-Seneca Strategic Theme Series
[Diamond] Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS
----------------------------
[Diamond] AIM V.I. Capital Appreciation Fund
[Diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND
-----------------------
[Diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[Diamond] Federated Fund for U.S. Government Securities II
[Diamond] Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------
[Diamond] VIP Contrafund(R) Portfolio
[Diamond] VIP Growth Opportunities Portfolio
[Diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[Diamond] Mutual Shares Securities Fund
[Diamond] Templeton Developing Markets Securities Fund(1)
[Diamond] Templeton Foreign Securities Fund
[Diamond] Templeton Global Asset Allocation Fund(1)
[Diamond] Templeton Growth Securities Fund


SCUDDER VIT FUNDS
-----------------
[Diamond] Scudder VIT EAFE(R) Equity Index Fund
[Diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
[Diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[Diamond] Wanger Foreign Forty
[Diamond] Wanger International Small Cap
[Diamond] Wanger Twenty
[Diamond] Wanger U.S. Smaller Companies


--------------------------------------------------------------------------------

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:                  [envelope] COLI ADMINISTRATION UNIT
                                                                             One American Row
                                                                             Hartford, Connecticut 06102
                                                                  [telephone] 860.403.6013

                                                                  OR
                                                                  [envelope] PHOENIX COLI CUSTOMER SERVICE CENTER
                                                                             C/O ANDESA TPA, INC.
                                                                             1605 N CEDER CREST BLVD. SUITE 502
                                                                             ALLENTOWN, PA  18104
                                                                  [telephone] 610.439.5256

SUBMIT ADDITIONAL PREMIUM PAYMENTS TO:                                 VUL COLI UNIT
                                                                       PO BOX 22012
                                                                       ALBANY, NY 12201-2012

 It may not be in your best interest to buy this policy in exchange for an existing life insurance policy or annuity contract. It is important for you to understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You should also know if the replacement will result in any income taxes.

 The policy is not a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

 The Securities and Exchange Commission has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

     Read and keep this prospectus for future reference.

                       TABLE OF CONTENTS

Heading                                                 Page
------------------------------------------------------------
RISK/BENEFIT SUMMARY .................................     4
  Policy Benefits ....................................     4
  Policy Risks .......................................     4
FEE TABLES
  Transaction Fees....................................     6
  Periodic Charges Other than Fund Operation Expense..     7
  Minimum and Maximum Fund Operating Expenses.........     8
PHOENIX LIFE AND ANNUITY COMPANY .....................     9
THE PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE
ACCOUNT (THE "ACCOUNT")...............................     9
  Performance History ................................     9
VOTING RIGHTS ........................................     9
  The Guaranteed Interest Account ....................     9
CHARGES AND DEDUCTIONS................................    10
  General ............................................    10
  Charges Deducted from Premium Payments .............    10
  Periodic Charges ...................................    10
  Mortality and Expense Risk Charge ..................    10
  Conditional Charges ................................    11
  Transfer Charge ....................................    11
  Other Tax Charges ..................................    11
  Fund Charges .......................................    11
THE POLICY ...........................................    11
  Contract Rights: Owner, Insured, Beneficiary .......    11
  Contract Limitations................................    12
  Purchasing a Policy.................................    12
GENERAL ..............................................    13
  Postponement of Payments ...........................    13
  Optional Insurance Benefits ........................    13
  Surrenders..........................................    14
  Death Benefit ......................................    14
PAYMENT OF PROCEEDS ..................................    14
  Surrender and Death Benefit Proceeds ...............    14
  Payment Options ....................................    15
  Transfer of Policy Value............................    15
  Policy Loans........................................    16
  Lapse...............................................    17
FEDERAL INCOME TAX CONSIDERATIONS ....................    17
  Modified Endowment Contracts .......................    17
FINANCIAL STATEMENTS..................................    18
APPENDIX A INVESTMENT OPTIONS.........................   A-1
   Annual Fund Expenses...............................   A-1
   Investment Type....................................   A-3
   Advisors...........................................   A-4
   Subadvisors........................................   A-5

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------
This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.


POLICY BENEFITS

DEATH BENEFITS
Corporate Edge is a flexible premium variable universal life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.

You will choose a death benefit when you apply for a policy:

[Diamond] Death Benefit Option 1 will be the greater of the policy's face amount on the date of death, or the minimum death benefit in effect on the date of death.

[Diamond] Death Benefit Option 2 will be the greater of (a) or (b), where:
          (a) is equal to the policy's face amount on the date of death plus the policy value, (b) is the minimum death benefit in effect on the date of death.

[Diamond] Death Benefit Option 3 will be the greater of (a), (b), or (c), where:
          (a) is equal to the policy's face amount as of the date of death plus the sum of all premiums minus withdrawals, (b) is equal to the policy's face amount on the date of death; and (c) is the minimum death benefit in effect on the date of death.

You may change between Death Benefit Options 1 and 2 by submitting a written request. You may not change to or from Death Benefit Option 3.

You may also purchase additional term insurance under the Flexible Term Insurance Rider if available in your state.

LOANS AND SURRENDERS
[Diamond] Generally, you may take loans against 90% of your policy's value less any outstanding debt.

[Diamond] You may partially surrender any part of the policy anytime. We reserve the right to deduct a partial surrender fee.

[Diamond] You may fully surrender this policy anytime for its cash surrender value.

POLICY AVAILABILITY
The policy will be issued on a "case" basis. A case usually has a sponsor, and usually contains multiple policies, though we may consider one person and one policy a case. You may exercise your ownership rights under the policy through the sponsoring organization or employer. Should your relationship with the sponsor end, you may then exercise your policy rights directly with us.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments required to prevent policy lapse.

UNDERWRITING OPTIONS
We offer three types of underwriting:

[Diamond] Full Underwriting; or
[Diamond] Simplified Issue Underwriting; or
[Diamond] Guaranteed Issue Underwriting.

Your choice of underwriting will have an effect on the Cost of Insurance charges we deduct from your policy value.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:

[Diamond] Flexible Term Insurance
[Diamond] Cash Surrender Value Enhancement Benefit
[Diamond] Exchange of Insured

Availability of these riders depends upon state approval and may involve extra cost. Additional restrictions apply to the Cash Surrender Value Enhancement Benefit Rider.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within 10 days after you receive it, or within 45 days of signing the application.


POLICY RISKS

VARIATIONS
The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. We deduct a sales charge, and other charges from premium payments that reduce the value available for withdrawal. Therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the policy value, less any outstanding debt, is enough to pay the monthly charges incurred under the policy. If the policy value, less any outstanding debt, is no longer sufficient to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life and Annuity Variable Universal Life Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY.

THE FIRST TABLE FOR EACH POLICY OPTION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.


FEE TABLES
------------------------------------------------------------------------------------------------------------------------------------
                                                         TRANSACTION FEES
-------------------------------- ---------------------------- ----------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
Sales Charge                     Upon premium payment              Policy Year         Amount we currently   Guaranteed Maximum we
                                                                                         Deduct from each      would ever deduct
                                                                                          premium payment      from each premium
                                                                                                                   payment.
                                                              ----------------------- ---------------------- -----------------------
                                                                       1-7                    7.0%(1)                 9.0%
                                                              ----------------------- ---------------------- -----------------------
                                                                   8 and after                0.0%                    3.0%
-------------------------------- ---------------------------- ----------------------- ---------------------- -----------------------
State Premium Tax Charge         Upon premium payment         0.80% to 3.50% of each premium payment, depending on the applicable rate for your state.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
Deferred Acquisition Tax         Upon premium payment         1.5 % of each premium payment.
Charge
-------------------------------- ---------------------------- ----------------------------------------------------------------------
Surrender Charge                 Not Applicable               We do not charge you if you surrender your policy for its cash value.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
Partial Surrender Charge         Upon Partial Surrender or    We currently do not charge for partial surrenders, but we reserve
                                 a reduction in the policy    the right to deduct up to 2.0% of the partial surrender amount up to
                                 face amount.                 a maximum of $25.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
Transfer Charge                  Upon Transfer                At present, we do not charge for transfers between investment options, but we reserve the right to charge up to $10 per transfer after the first 2 transfers in any given policy year.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
Other Tax Charges                When we become liable        We do not charge for taxes at this time, however we reserve the
                                 for taxes.                   right to impose a charge should we become liable for taxes in the future.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
Loan Interest Rate Charge        Upon Loan                    The rates in effect before the insured person reaches age 65
-------------------------------- ---------------------------- ----------------------------------------------------------------------

                                                                   Policy Year           Current Rates             Guaranteed
                                                                                                                  Maximum rates
                                                              ----------------------- ---------------------- -----------------------
                                                                       1-10                   2.75%                  4.75%
                                                              ----------------------- ---------------------- -----------------------
                                                                      11-15                   2.50%                  4.50%
                                                              ----------------------- ---------------------- -----------------------
                                                                  16 and after(2)             2.25%                  4.25%
-------------------------------- ---------------------------- ----------------------- ---------------------- -----------------------

(1) We do not currently deduct this charge from premium payments in excess of the target premium in a policy year.
(2) These rates will also apply after the policy anniversary nearest insured person's 65th birthday.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.


                                        PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
-------------------------------- ---------------------------- ----------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
COST OF INSURANCE(1)             On policy date and monthly   This charge is based on the "net amount at risk." The "net amount at
                                 on policy processing day     risk" is the current death benefit minus the policy value.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Minimum and Maximum                                         0.0174% to 31.969% of the net amount at risk per year.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Example for a male age 50 in                                0.1012% of the net amount at risk per year
  the nonsmoker underwriting
  class for a fully
  underwritten policy.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ADMINISTRATIVE CHARGE            On policy date and monthly           Charge per month                   Guaranteed Maximum
                                 on policy processing day     ---------------------------------- -----------------------------------
                                                                             $5                                  $10
-------------------------------- ---------------------------- ---------------------------------- -----------------------------------
MORTALITY AND EXPENSE RISK       On policy date and monthly   This charge is determined by multiplying the percentage below by the
CHARGE(2)                        on policy processing day     policy value in the subaccounts of the Account on the monthly processing day.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

                                                               Policy Year      Amount we currently deduct        Guaranteed
                                                                                                                    Maximum
-------------------------------- ---------------------------- --------------- ------------------------------- ----------------------
                                                                   1-10         0.0415% (0.50% annually)          0.075% (0.90%
                                                                                                                    annually)
-------------------------------- ---------------------------- --------------- ------------------------------- ----------------------
                                                               11 and after      0.021% (0.25% annually)          0.075% (0.90%
                                                                                                                    annually)
------------------------------------------------------------------------------------------------------------------------------------
                                                    OPTIONAL INSURANCE FEATURES
------------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE TERM RIDER              On Rider Policy Date, and    We deduct this charge based on the net amount at risk attributable to
                                 monthly on each Monthly      the Rider face amount.
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Minimum and Maximum                                         We deduct 0.0174% to 31.969% of the net amount at risk attributable to the Rider face amount.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Example for a male age 50 in                                We deduct 0.1012% of the net amount at risk attributable to the rider
  the nonsmoker underwriting                                  face amount.
  class for a fully
  underwritten policy.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CASH SURRENDER VALUE             We do not charge for this    No charge. We describe this Rider later under "Optional Insurance
ENHANCEMENT BENEFIT RIDER        Rider. It is available on    Benefits."
                                 a state-by-state basis.
                                 Additional restrictions
                                 apply.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
EXCHANGE OF INSURED RIDER        We do not charge for this    No charge. We describe this Rider later under "Optional Insurance
                                 Rider. It is available on    Benefits."
                                 a state-by-state basis.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

(1) Cost of insurance charges will vary according to age, gender, underwriting class, policy year and net amount at risk. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and underwriting class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                  Minimum             Maximum

Total Annual Fund Operating Expenses(1)            0.31%       -       4.09%
(expenses that are deducted from a fund's assets, including management fees, distribution and/or 12 b-1 fees, and other expenses)

(1) We have provided the total and net fund operating expenses for each available investment portfolio in Appendix A.

PHOENIX LIFE AND ANNUITY COMPANY
--------------------------------------------------------------------------------
Phoenix Life and Annuity Company is a Connecticut stock life insurance company, and is an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., a Delaware corporation. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut and our statutory home office is at 10 Krey Boulevard in East Greenbush, New York.

Throughout this prospectus we will refer to Phoenix Life and Annuity Company in the first person (i.e. as "we", "us", "our").

THE PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT (THE "ACCOUNT")
--------------------------------------------------------------------------------
We established the Account as a separate account on July 1, 1996 in accordance with Connecticut law. The Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the Account's management, investment practices or policies, nor those of Phoenix Life and Annuity Company.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every business day that the New York Stock Exchange is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page 1 of this prospectus. Each portfolio's investment type is given in Appendix A.

We do not guarantee the investment performance of the Account nor of any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Account.

We reserve the right to add, remove, modify, or substitute for, portfolios in which the Account invests.


PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

VOTING RIGHTS
--------------------------------------------------------------------------------
We legally own all fund shares held by the subaccounts. We vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;
2) the ratification of the independent accountants for the fund;
3) approval or amendment of investment advisory agreements;
4) a change in fundamental policies or restrictions of the series; and
5) any other matters requiring a shareholder vote.

You may obtain any available fund's prospectus by contacting us at our COLI Administration Unit at the address and telephone number given on page 1.

THE GUARANTEED INTEREST ACCOUNT
In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[Diamond] First Year:     25% of the total value
[Diamond] Second Year:    33% of remaining value
[Diamond] Third Year:     50% of remaining value
[Diamond] Fourth Year:    100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.


CHARGES DEDUCTED FROM PREMIUM PAYMENTS

SALES CHARGE
We deduct a charge from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling and distributing the policy (e.g., commissions, advertising and printing). We currently do not deduct a sales charge from premiums that are in excess of the target premium for the policy for a policy year.

STATE PREMIUM TAX CHARGE
States assess premium taxes at various rates. We deduct the applicable state rate from each premium to cover the cost of the premium taxes we must pay the state. The states currently assess charges ranging from 0.80% to 3.50% of premiums. We may increase or decrease the charge we take from your premium payments if your state's rate changes, or if you change your state of residence. We currently do not deduct this charge from premiums that are in excess of the target premium for the policy for a policy year.

DEFERRED ACQUISITION COST TAX CHARGE
We deduct a charge of 1.5% from each premium payment to the policy to reimburse the Company for our liability under Internal Revenue Code Section 848. We currently do not deduct this charge from premiums that are in excess of the target premium for the policy for a policy year.


PERIODIC CHARGES

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day from your policy value according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, we will proportionally increase the deduction from the remaining investment options.

[Diamond] ADMINISTRATIVE CHARGE. We assess this monthly charge as compensation for the expenses we incur in administering your policy. This charge reimburses us for such services as billing and collections, monthly processing, updating daily values and communicating with policyholders.

          We currently charge each policy $5 per month, but reserve the right to charge up to $10 per month.

[Diamond] COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the net amount at risk. The net amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age, underwriting type and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

          We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table.

          We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age, underwriting type and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

          The type of underwriting chosen for your policy could have an effect on the cost of insurance rate applied to your policy.

[Diamond] MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

[Diamond] If our policy-related expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

          Your policy will pay a mortality and expense risk charge equal to a percentage of the subaccount value on each monthly calculation day. Currently, during the first ten years, the rate will be equal to 0.50% annually. Beginning in policy year 11, the rate will be equal to 0.25% annually. We reserve the right to increase the mortality and expense risk charges up to a Guaranteed Maximum rate of 0.90% on an annual basis during all policy years.

          We do not collect the mortality and expense risk charge on amounts held in the Guaranteed Interest Account.



[Diamond] COST OF OPTIONAL INSURANCE FEATURES (RIDERS) some of the available rider benefits you may choose incur an additional monthly charge. These options are available only if approved in your state.

          The Corporate Edge policy has two riders available at no additional charge:

          [Diamond] Exchange of Insured

          [Diamond] Cash Surrender Value Enhancement Benefit



          We charge for providing benefits under the following rider:

          [Diamond] Flexible Term Insurance. We charge the applicable cost of insurance rates for the "net amount at risk" attributable to the rider's face amount.

          [Diamond] LOAN INTEREST CHARGED We charge your policy for outstanding loans at the rates illustrated in the tables below until the policy anniversary nearest the insured person's 65th birthday. The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25%.

                    As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account. The difference is to compensate us for costs associated with administering the loans.

------------- ------------------------ ------------------------
                                          RATE WE CREDIT THE
                                        LOANED PORTION OF THE
                 LOAN INTEREST RATE      GUARANTEED INTEREST
                      CHARGED                  ACCOUNT
------------- ------------------------ ------------------------
POLICY         CURRENT     GUARANTEED    CURRENT    GUARANTEED
YEARS           RATES       MAXIMUM       RATES      MAXIMUM
------------- ----------- ------------ ------------ -----------
1-10            2.75%        4.75%         2%           4%
------------- ----------- ------------ ------------ -----------
11-16           2.50%        4.50%         2%           4%
------------- ----------- ------------ ------------ -----------
16+             2.25%        4.25%         2%           4%
------------- ----------- ------------ ------------ -----------

CONDITIONAL CHARGES
We impose some other charges only if certain events occur:

[Diamond] PARTIAL SURRENDER CHARGE. We do not currently charge for partial surrenders, but we reserve the right to deduct up to 2% of the partial surrender amount up to a maximum of $25. We would begin to impose this charge if necessary to offset the costs associated with processing partial surrenders.

[Diamond] TRANSFER CHARGE Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year.

Other Charges

[Diamond] OTHER TAX CHARGES Currently no charge is made to the Account for federal income taxes that may be attributable to the Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Account.

[Diamond] FUND CHARGES As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in Appendix A.

          These fund charges and other expenses are described more fully in the accompanying fund prospectuses.


CHARGE REDUCTIONS
We may reduce or eliminate charges we normally assess if we expect that the size or nature of a policy will lower our costs associated with the policy.

THE POLICY
--------------------------------------------------------------------------------
CONTRACT RIGHTS: OWNER, INSURED, AND BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name this person in the application for the policy. The person to be insured must be at least 18 years old. The maximum ages we insure are:

[Diamond] 85 for policies with full Underwriting;
[Diamond] 70 for policies with Simplified Issue Underwriting; and
[Diamond] 64 for policies with Guaranteed Issue Underwriting.

We may require that you provide evidence that the person to be insured is insurable. This could require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to our Phoenix COLI Customer Service Center. Generally, the change will take effect as of the date your request is signed.


If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.


CONTRACT LIMITATIONS

ASSIGNMENT
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.


PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured person's gender, attained age, underwriting type and risk class. We also consider the duration, or how long the policy has been in force. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

The type of underwriting we provide for the case for which your policy is a part, could have an effect on the cost of insurance rates we assess on a policy. The types of underwriting we offer for these policies are:

[Diamond] Full Underwriting;
[Diamond] Simplified Issue Underwriting;
[Diamond] Guaranteed Issue Underwriting.

We retain the right to refuse to process your application within seven days after we receive it. We retain the right to decline to issue your policy even if we have approved your application for processing. We will accept payment at the time the policy is issued.

ELIGIBLE PURCHASERS
You may purchase a policy on the life of any person provided you have an insurable interest in the life to be insured and the consent of the person to be insured.

MINIMUM DEATH BENEFIT
The policy has a minimum death benefit in order to qualify as life insurance under current federal tax law.

You must choose between the two methods used to determine the minimum death benefit when you purchase the policy. Your choice is irrevocable:

1) The Cash Value Accumulation Test determines the minimum death benefit by multiplying the policy value by the minimum death benefit percentage. The percentages depend on age and gender.

2) The Guideline Premium Test determines the minimum death benefit as a percentage of policy value, but the percentage varies only with age.

MINIMUM ISSUE PREMIUM
We require a minimum premium, on a case basis of $25,000.

PREMIUM PAYMENTS
Corporate Edge is a flexible premium variable universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate policy value to one or more subaccounts of the Account or the Guaranteed Interest Account. Each subaccount of the Account, in turn, invests its assets exclusively in a portfolio of a fund. The policy value varies according to the investment performance of the investment portfolio to which policy value has been allocated.

The issue premium is due on the policy date. The insured must be alive when the issue premium is paid. You should deliver the issue premium payment to your registered representative, who will forward it to our underwriting department.

We will generally allocate the issue premium, less applicable charges, according to your instructions.

We reduce premium payments by the sales charge, state premium tax charge and deferred acquisition tax charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $100. You should send additional premium payments to:

      VUL COLI UNIT
      PO BOX 22012
      ALBANY, NY 12201-2012

The policy will have a total premium limit determined by the definition of life insurance test chosen in the application. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 3%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

POLICY REFUND
Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. We will return the sum of the following as of the date we receive the returned policy:

1) the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.



We retain the right to decline to process an application within 7 days of our receipt of the completed application for insurance. Even if we have approved the application for processing, we retain the right to decline to issue the policy.

GENERAL
--------------------------------------------------------------------------------
POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits in excess of the initial face amount under any of the following circumstances:

[Diamond] We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account.

[Diamond] We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings or trading on the NYSE is restricted; or

[Diamond] When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.


OPTIONAL INSURANCE BENEFITS (RIDERS)
You may elect additional benefits by selecting available riders under a policy. You may cancel these riders at any time. We may deduct a charge for each additional rider you choose. If you choose any of these riders, we will provide more details in the form of a rider attached to the policy. The following riders are currently available (if approved in your state). We may make additional riders available in future.

[Diamond] Cash Surrender Value Enhancement Benefit Rider: This rider can provide enhanced cash surrender values upon certain early duration surrenders. Additional restrictions apply. Most policies will not qualify for this rider.

[Diamond] Exchange of Insured Rider: This rider allows you to change the person insured by the policy. Subsequent charges for the policy will then be based on the new person insured by the policy. The policy's incontestability and suicide exclusion periods will begin anew from the date of the change.

          You will be required to pay an exchange adjustment if the value of the policy prior to the exchange is insufficient to provide a positive value following the exchange.

          Should the policy value be large enough to cause the death benefit to exceed the limitations for the new policy, we will use the excess policy value to reduce any outstanding loans, or return the excess in cash.

          You may be required to pay back a portion of any outstanding loans in order that the loan value of the new policy is within our set limits.

          Such a policy exchange does not qualify for tax deferral, therefore, you will be liable for taxes on any previously unrecognized gains in the policy.

[Diamond] Flexible Term Insurance Rider. This Rider allows you to purchase additional term insurance on the person insured under the policy. The term insurance face amount may not exceed 10 times the initial base policy face amount. This rider is only available to those under the age of 100. We charge the applicable cost of insurance rates for the "net amount at risk" which is attributable to the rider's face amount.

REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $10,000 and the face amount remaining after the decrease must be at least $50,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request.

A decrease in face amount generally decreases the death benefit. A decrease in the death benefit could result in certain income tax consequences.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge may be deducted from policy value based on the amount of the decrease or partial surrender. A decrease in face amount reduces the death benefit on the next monthly calculation day. A partial surrender reduces the death benefit immediately. A decrease in the death benefit may have tax consequences.

INCREASES IN FACE AMOUNT
You may request that we increase the face amount of your policy after the first policy anniversary. You must make your request in writing and provide evidence of insurability.

We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary.

We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.

You will have a right to cancel the requested increase in face amount within the 45 days following the increase and you will receive a refund of the increased cost of insurance charges.

We provide some information regarding possible implications of a material change in the policy resulting from a face amount increase in the Statement of Additional Information.


SURRENDERS
You may take a full or partial surrender of your policy at any time as long as the insured person is living and the policy is in force. The amount available for a full surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request. The cash surrender value will be the policy value reduced by any charges due and the amount of any outstanding loans plus any additional amounts provided by rider. We do not assess a surrender charge.

In order to request a full or partial surrender you must send a written request in a form satisfactory to us at our Phoenix COLI Customer Service Center. We may also require you to submit your policy. A full or partial surrender will be effective as of the date we receive your written request, in good order.

We generally pay a surrendered amount within 7 days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.

PARTIAL SURRENDERS
You may receive a part of the policy's cash surrender value by requesting a partial surrender of the policy. The amount available for partial surrender is the police value reduced by the amount of any outstanding loans and further reduced by any charges due. You must submit a written request to our Phoenix COLI Customer Service Center. We may require you to return your policy before we make payment. A partial surrender will be effective on the date we receive your written request and the returned policy, if required. We reserve the right to charge a fee of up to 2% of the partial surrender amount up to a maximum of $25.

We do not normally permit partial surrenders of less than $500. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in what proportions we deduct the partial surrender amount from among your investment options. If you do not choose we will make the deductions in the same manner as for monthly deductions.

We will reduce your policy's cash value by the partial surrender amount paid and the partial surrender fee, if deducted.

DEATH BENEFIT
You choose your Death Benefit Option when you apply for your policy. You are permitted to change between Death Benefit Option 1 and Death Benefit Option 2. You may not change to or from Death Benefit Option 3.

-------------------------- -----------------------------------
                           VALUE WE APPLY TO PAYMENT OPTION
-------------------------- -----------------------------------
                            The greater of (a) or (b) where
                            (a) is the policy's face amount;
DEATH BENEFIT OPTION 1          and
                            (b) is the minimum death benefit
                                in effect on the
                                date of death.
-------------------------- -----------------------------------
                            The greater of (a) or (b), where:
                            (a) is equal to the policy's
                                face amount on the date of
DEATH BENEFIT OPTION 2          death plus the policy value;
                                and
                            (b) is the minimum death benefit
                                in effect on the date of
                                death.
-------------------------- -----------------------------------
                            The greater of (a), (b), or (c),
                            where:
                            (a) is equal to the policy's
                                face amount as of the date
                                of death plus the sum of all
DEATH BENEFIT OPTION 3          premiums minus withdrawals,
                            (b) is equal to the policy's face
                                amount on the date of death;
                                and
                            (c) is the minimum death benefit
                                in effect on the date of
                                death.
-------------------------- -----------------------------------

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------
SURRENDER AND DEATH BENEFIT PROCEEDS
We will process death benefits and full or partial surrenders at unit values next computed after we receive the written request for surrender or due proof of death, provided the request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated in order to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

If you assigned the policy as collateral security, we will pay any amount due the assignee in one lump sum. We will then pay any remaining proceeds under the selected payment option.

PAYMENT AMOUNT
We will make a death benefit payment based on the death benefit option in effect at the time. The amount available for a full surrender or as a death benefit is the policy value reduced by any outstanding loans and by any charges due plus any additional amounts provided by rider. A partial surrender must be at least $500.

PAYMENT OPTIONS
You may apply all or part of the surrender or death proceeds of a policy under one or more of the following payment options. We may offer other payment options or alternative versions of these options in future. Your policy will have more information about the payment options.

PAYMENT OPTION 1--LUMP SUM
We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

PAYMENT OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three period certains:

o   10 years; or
o   20 years; or
o   until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We use an annual interest rate of 3 3/8% to compute payments for any life annuity with a period certain of less than 20 years. We use an annual interest rate of 3 1/4% to compute payments for any life annuity with a period certain of 20 years or more.

PAYMENT OPTION 5--LIFE ANNUITY
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3 1/2% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3 3/8% to compute payments under this option.


TRANSFER OF POLICY VALUE

SYSTEMATIC TRANSFER PROGRAM
You may elect a systematic transfer program to make automatic regular transfers of policy value. You may have only one program in effect at a time. You must submit a written request to our Phoenix COLI Customer Service Center (see page
1) to begin a new Program. These programs are subject to availability.

We make transfers under a Systematic Transfer Program based on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, then the transfer will be processed on the next business day.


DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

[Diamond] $25 monthly              [Diamond] $150 semiannually
[Diamond] $75 quarterly            [Diamond] $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

Asset Rebalancing does not ensure a profit nor guarantee against a loss in a declining market. We do not charge for this program.

TRANSFERS
You may transfer your policy value among the available investment options and make changes to your premium payment allocations by submitting a written request to our Phoenix COLI Customer Service Center (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the free transfer limit.

TRANSFER RESTRICTIONS
We reserve the right to restrict transfers of less than $500 unless either

o the entire balance in the subaccount or the Guaranteed Interest Account is being transferred; or

o   the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount immediately after the transfer would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greater of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.

We reserve the right to limit the number of subaccounts you may invest in to a total of 18 at any one time or over the life of the policy. We may limit you to fewer than 18 if federal or state law requires us to do so.

Excessive transfers between subaccounts could adversely affect series performance. We therefore reserve the right to terminate your transfer privileges. We also reserve the right to reject any specific request that we feel is part of a market-timing pattern. We may reject requests for more than one exchange out of a subaccount within a 30-day period. We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and Phoenix Life and Annuity Company have entered into a third-party transfer service agreement.

POLICY LOANS
You may generally borrow up to 90% of your policy value less any outstanding debt. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than $500.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as for monthly deductions.

We charge interest on the loan at the annual rates given below until the policy anniversary nearest the insured's 65th birthday, compounded daily and payable in arrears:

------------- ------------------------ ------------------------
                                          RATE WE CREDIT THE
                                        LOANED PORTION OF THE
                 LOAN INTEREST RATE      GUARANTEED INTEREST
                      CHARGED                  ACCOUNT
------------- ------------------------ ------------------------
POLICY         CURRENT    GUARANTEED     CURRENT    GUARANTEED
YEARS           RATES       MAXIMUM       RATES      MAXIMUM
------------- ----------- ------------ ------------ -----------
1-10            2.75%        4.75%         2%           4%
------------- ----------- ------------ ------------ -----------
11-16           2.50%        4.50%         2%           4%
------------- ----------- ------------ ------------ -----------
16+             2.25%        4.25%         2%           4%
------------- ----------- ------------ ------------ -----------

The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25%.


At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 2%, compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time as long as the policy is in force and at least one insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will treat the excess as a premium payment.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.

The proceeds of policy loans may be subject to federal income tax under some circumstances.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. A policy loan can also have an effect on the policy's death benefit due to any resulting differences in policy value.

LAPSE
Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If, on any monthly calculation day, the policy value, less any outstanding debt, is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to 3 times the required monthly deduction to prevent the policy from lapse.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 30 days before any potential lapse will occur.

The policy will remain in force during the grace period however, we will not permit any subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following is a brief summary of our interpretation of federal tax treatment of amounts accumulated under and distributed from the policy. We give a more complete discussion in the Statement of Additional Information ("SAI") which is incorporated into this prospectus by reference. You can get a copy of the SAI free of charge: see the back cover of this prospectus. We make no attempt to address estate and inheritance taxes, or any state, local or other tax laws. Consult your income tax advisor for more thorough information on federal and state income taxes. We refer to Internal Revenue Code of 1986, as amended, as the "Code."

We suggest you consult with your tax advisor in advance of making a decrease in death benefits, or a full or partial surrender of your policy.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
You will be taxed on loans and payments from a modified endowment contract on the portion of the amount received that is considered income, or gain in contract value. This policy can be a modified endowment contract if it fails to meet what is known as "the 7-pay test." This test compares your policy to a hypothetical life insurance policy of identical face amount which requires 7 equal annual premiums to be "fully paid-up," continuing to provide a level death benefit without the need for any further premiums. A policy becomes a modified endowment contract if, at any time during the first 7 years, the total premiums paid into the policy exceed the total premiums that you would have paid into the hypothetical policy.

Amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions for taxpayers who are age 59 1/2 or older, disabled or taken as part of a periodic payment plan for the life expectancy of the beneficiary or beneficiaries.

FULL SURRENDER
You can be taxed on the amount of a full surrender that exceeds the amount of premiums you paid. You may be liable for an additional 10% "penalty tax" if the policy is a modified endowment contract.

PARTIAL SURRENDER
Partial surrenders from a modified endowment contract are fully taxable to the extent of income (gain) in the policy and may be subject to an additional 10% tax. If the policy is not a modified endowment contract, partial surrenders still may be taxable.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the people insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
The financial statements of Phoenix Life and Annuity Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 are contained in the Statement of Additional Information (SAI) which you can get free of charge by calling the toll free number given on page
1. The financial statements of Phoenix Life and Annuity Company included herein should be considered only as bearing upon the ability of Phoenix Life and Annuity Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on the Guaranteed Interest Account that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Other                          Other
                                                                      Operating      Total Annual     Operating      Total Annual
                                                 Investment   Rule     Expenses     Fund Expenses     Expenses      Fund Expenses
                                                 Management   12b-1     Before          Before           After            After
                Series                               Fee      Fees   Reimbursement   Reimbursement Reimbursement(9) Reimbursement(9)
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International(5)                    0.75%     N/A        0.27%           1.02%          0.27%           1.02%
Phoenix-AIM Mid-Cap Equity(3,7)                      0.85%     N/A        2.28%           3.13%          0.25%           1.10%
Phoenix-Alliance/Bernstein Enhanced Index(2,6)       0.45%     N/A        0.25%           0.70%          0.20%           0.65%
Phoenix-Alliance/Bernstein Growth + Value(3,7)       0.85%     N/A        2.34%           3.19%          0.25%           1.10%
Phoenix-Duff & Phelps Real Estate Securities(4,6)    0.75%     N/A        0.41%           1.16%          0.35%           1.10%
Phoenix-Engemann Capital Growth(3,6)                 0.63%     N/A        0.09%           0.72%          0.09%           0.72%
Phoenix-Engemann Small & Mid-Cap Growth(4,6)         0.90%     N/A        1.23%           2.13%          0.35%           1.25%
Phoenix-Goodwin Money Market(3,6)                    0.40%     N/A        0.20%           0.60%          0.20%           0.60%
Phoenix-Goodwin Multi-Sector Fixed Income(3,6)       0.50%     N/A        0.21%           0.71%          0.21%           0.71%
Phoenix-Hollister Value Equity(3,6)                  0.70%     N/A        0.30%           1.00%          0.25%           0.95%
Phoenix-Janus Flexible Income(3,6)                   0.80%     N/A        0.71%           1.51%          0.25%           1.05%
Phoenix-Kayne Large-Cap Core(1,8)                    0.70%     N/A        0.54%           1.24%          0.15%           0.85%
Phoenix-Kayne Small-Cap Quality Value(1,8)           0.90%     N/A        1.13%           2.03%          0.15%           1.05%
Phoenix-Lazard International Equity Select(1,8)      0.90%     N/A        1.54%           2.44%          0.15%           1.05%
Phoenix-Lazard Small-Cap Value(1,8)                  0.90%     N/A        1.16%           2.06%          0.15%           1.05%
Phoenix-Lazard U.S. Multi-Cap(1,8)                   0.80%     N/A        0.95%           1.75%          0.15%           0.95%
Phoenix-Lord Abbett Bond-Debenture(1,8)              0.75%     N/A        1.31%           2.06%          0.15%           0.90%
Phoenix-Lord Abbett Large-Cap Value(1,8)             0.75%     N/A        0.71%           1.46%          0.15%           0.90%
Phoenix-Lord Abbett Mid-Cap Value(1,8)               0.85%     N/A        0.99%           1.84%          0.15%           1.00%
Phoenix-MFS Investors Growth Stock(3,6,7)            0.75%     N/A        2.99%           3.74%          0.25%           1.00%
Phoenix-MFS Investors Trust(3,6,7)                   0.75%     N/A        3.34%           4.09%          0.25%           1.00%
Phoenix-MFS Value(3,6,7)                             0.75%     N/A        1.85%           2.60%          0.25%           1.00%
Phoenix-Northern Dow 30(3,6)                         0.35%     N/A        0.77%           1.12%          0.25%           0.60%
Phoenix-Northern Nasdaq-100 Index(R)(3,6)            0.35%     N/A        2.00%           2.35%          0.25%           0.60%
Phoenix-Oakhurst Growth & Income(3,6)                0.70%     N/A        0.23%           0.93%          0.23%           0.93%
Phoenix-Oakhurst Strategic Allocation(3,6)           0.58%     N/A        0.13%           0.71%          0.13%           0.71%
Phoenix-Sanford Bernstein Global Value(3)            0.90%     N/A        1.90%           2.80%          0.25%           1.15%
Phoenix-Sanford Bernstein Mid-Cap Value(3,6)         1.05%     N/A        0.49%           1.54%          0.25%           1.30%
Phoenix-Sanford Bernstein Small-Cap Value(3,6)       1.05%     N/A        1.28%           2.33%          0.25%           1.30%
Phoenix-Seneca Mid-Cap Growth(4,6)                   0.80%     N/A        0.30%           1.10%          0.30%           1.10%
Phoenix-Seneca Strategic Theme(4,6)                  0.75%     N/A        0.21%           0.96%          0.21%           0.96%
Phoenix-State Street Research Small-Cap Growth(1,8)  0.85%     N/A        0.70%           1.55%          0.15%           1.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .15% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .20% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .25% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .35% of the series' average net assets.
(5) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
(6) Total annual fund expenses (after reimbursement) exclude offsets for custodian fees. If the offsets were included, total annual fund expenses would not change significantly.
(7) This series has been in existence for less than 1 year. The series operating expense has been annualized based on actual operating expenses for the period ended June 30, 2002.
(8) This series has been in existence for less than 1 year. The series operating expense has been annualized based on estimated operating expenses for the current fiscal year.
(9) The series other operating expenses and total annual fund expenses after reimbursement have been restated to reflect the current maximum expenses noted in footnotes 1-5.

Note: Each or all of the expense caps noted above in footnotes 1-5 may be changed or eliminated at any time without notice.


------------------------------------------------------------------------------------------------------------------------------------
                                                                          Other                          Other
                                                                        Operating      Total Annual     Operating    Total Annual
                                                Investment   Rule        Expenses      Fund Expenses    Expenses    Fund Expenses
                                                Management   12b-1        Before          Before          After          After
                Series                             Fee       Fees(5)   Reimbursement   Reimbursement  Reimbursement  Reimbursement
------------------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 0.61%       N/A         0.24%           0.85%          0.24%          0.85%
AIM V.I. Premier Equity Fund                       0.60%       N/A         0.25%           0.85%          0.25%          0.85%
------------------------------------------------------------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio          0.85%       N/A         0.07%           0.92%          0.07%          0.92%
------------------------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II   0.60%       N/A         0.14%           0.74%          0.14%          0.74%
Federated High Income Bond Fund II                 0.60%       N/A         0.16%           0.76%          0.16%          0.76%
------------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio(6)                     0.58%      0.10%        0.10%           0.78%          0.10%          0.78%
VIP Growth Opportunities Portfolio(6)              0.58%      0.10%        0.11%           0.79%          0.11%          0.79%
VIP Growth Portfolio(6)                            0.58%      0.10%        0.10%           0.78%          0.10%          0.78%
------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                      0.60%      0.25%        0.19%           1.04%          0.19%          1.04%
Templeton Foreign Securities Fund(8)               0.69%      0.25%        0.22%           1.16%          0.22%          1.15%
Templeton Growth Securities Fund(10)               0.80%      0.25%        0.05%           1.10%          0.05%          1.10%
------------------------------------------------------------------------------------------------------------------------------------

SCUDDER VIT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund(9)           0.45%       N/A         0.36%           0.81%          0.20%          0.65%
Scudder VIT Equity 500 Index Fund(9)               0.20%       N/A         0.11%           0.31%          0.10%          0.30%
------------------------------------------------------------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio(7)                            0.80%       N/A         0.51%           1.31%          0.35%          1.15%
------------------------------------------------------------------------------------------------------------------------------------

WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty(2)                            1.00%       N/A         0.45%           1.45%          0.45%          1.45%
Wanger International Small Cap(3)                  1.20%       N/A         0.23%           1.43%          0.23%          1.43%
Wanger Twenty(1)                                   0.95%       N/A         0.38%           1.33%          0.38%          1.33%
Wanger U.S. Smaller Companies (4)                  0.95%       N/A         0.04%           0.99%          0.04%          0.99%
------------------------------------------------------------------------------------------------------------------------------------

(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .45% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .60% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed 1.00% of the series' average net assets.
(5) The fund's Rule 12b-1 Plan, if applicable, is described in the fund's prospectus.
(6) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(7) The advisor has voluntarily agreed to reduce the investment management fee if the total operating expenses should exceed 1.15%.
(8) The advisor had agreed make an estimated reduction of 0.01% of its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order of the SEC. For the year ended December 31, 2001, the investment management fee was reduced to 0.68%.
(9) The advisor has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at any time.
(10) The fund administration fee is paid indirectly through the management fee.

INVESTMENT TYPE

------------------------------------------------------------------------------------------------------------------------------------
                                                             Domestic  Domestic   Domestic    Growth           International  Money
               Series                                Bond     Blend     Growth     Value     & Income   Index     Growth      Market
----------------------------------------------------------- --------- ---------- ---------- ---------- ------- ------------- -------
Phoenix-Aberdeen International                                                                                      |X|
Phoenix-AIM Mid-Cap Equity                                     |X|
Phoenix-Alliance/Bernstein Enhanced Index                                                                |X|
Phoenix-Alliance/Bernstein Growth + Value                                |X|        |X|
Phoenix-Duff & Phelps Real Estate Securities                                                    |X|
Phoenix-Engemann Capital Growth                                          |X|
Phoenix-Engemann Small & Mid-Cap Growth                                  |X|
Phoenix-Goodwin Money Market                                                                                                   |X|
Phoenix-Goodwin Multi-Sector Fixed Income            |X|
Phoenix-Hollister Value Equity                                                      |X|
Phoenix-Janus Flexible Income                        |X|
Phoenix-Kayne Large-Cap Core                                   |X|
Phoenix-Kayne Small-Cap Quality Value                                               |X|
Phoenix-Lazard International Equity Select                                                                          |X|
Phoenix-Lazard Small-Cap Value                                                      |X|
Phoenix-Lazard U.S. Multi-Cap                                                       |X|
Phoenix-Lord Abbett Bond-Debenture                   |X|
Phoenix-Lord Abbett Large-Cap Value                                                 |X|
Phoenix-Lord Abbett Mid-Cap Value                                                   |X|
Phoenix-MFS Investors Growth Stock                                       |X|
Phoenix-MFS Investors Trust                                                                     |X|
Phoenix-MFS Value                                                                   |X|
Phoenix-Northern Dow 30                                                                                  |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                                     |X|
Phoenix-Oakhurst Growth & Income                                                                |X|
Phoenix-Oakhurst Strategic Allocation                                                           |X|
Phoenix-Sanford Bernstein Global Value                                                                              |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                             |X|
Phoenix-Sanford Bernstein Small-Cap Value                                           |X|
Phoenix-Seneca Mid-Cap Growth                                            |X|
Phoenix-Seneca Strategic Theme                                           |X|
Phoenix-State Street Research Small-Cap Growth                           |X|
AIM V.I. Capital Appreciation Fund                                       |X|
AIM V.I. Premier Equity Fund                                   |X|
Alger American Leveraged AllCap Portfolio                                |X|
Federated Fund for U.S. Government Securities II     |X|
Federated High Income Bond Fund II                   |X|
VIP Contrafund(R) Portfolio                                              |X|
VIP Growth Opportunities Portfolio                                       |X|
VIP Growth Portfolio                                                     |X|
Mutual Shares Securities Fund                                                                  |X|
Templeton Foreign Securities Fund                                                                                   |X|
Templeton Growth Securities Fund                                                                                    |X|
Scudder VIT EAFE(R) Equity Index Fund                                                                    |X|
Scudder VIT Equity 500 Index Fund                                                                        |X|
Technology Portfolio                                                     |X|
Wanger Foreign Forty                                                                                                |X|
Wanger International Small Cap                                                                                      |X|
Wanger Twenty                                                            |X|
Wanger U.S. Smaller Companies                                            |X|
------------------------------------------------------------------------------------------------------------------------------------


ADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Duff &
                                                         Phoenix   Phoenix    Phelps                          Deutsche   Federated
                                                        Investment Variable  Investment   AIM     Fred Alger   Asset     Investment
                                                         Counsel,  Advisors  Management Advisors Management,  Management  Management
                 Series                                    Inc.      Inc.       Co.       Inc.       Inc.      Company     Company
 -----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                             |X|
Phoenix-AIM Mid-Cap Equity                                           |X|
Phoenix-Alliance/Bernstein Enhanced Index                            |X|
Phoenix-Alliance/Bernstein Growth + Value                            |X|
Phoenix-Duff & Phelps Real Estate Securities                                    |X|
Phoenix-Engemann Capital Growth                            |X|
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market                               |X|
Phoenix-Goodwin Multi-Sector Fixed Income                  |X|
Phoenix-Hollister Value Equity                             |X|
Phoenix-Janus Flexible Income                                        |X|
Phoenix-Kayne Large-Cap Core                               |X|
Phoenix-Kayne Small-Cap Quality Value                      |X|
Phoenix-Lazard International Equity Select                           |X|
Phoenix-Lazard Small-Cap Value                                       |X|
Phoenix-Lazard U.S. Multi-Cap                                        |X|
Phoenix-Lord Abbett Bond-Debenture                                   |X|
Phoenix-Lord Abbett Large-Cap Value                                  |X|
Phoenix-Lord Abbett Mid-Cap Value                                    |X|
Phoenix-MFS Investors Growth Stock                                   |X|
Phoenix-MFS Investors Trust                                          |X|
Phoenix-MFS Value                                                    |X|
Phoenix-Northern Dow 30                                              |X|
Phoenix-Northern Nasdaq-100 Index(R)                                 |X|
Phoenix-Oakhurst Growth & Income                           |X|
Phoenix-Oakhurst Strategic Allocation                      |X|
Phoenix-Sanford Bernstein Global Value                               |X|
Phoenix-Sanford Bernstein Mid-Cap Value                              |X|
Phoenix-Sanford Bernstein Small-Cap Value                            |X|
Phoenix-Seneca Mid-Cap Growth                              |X|
Phoenix-Seneca Strategic Theme                             |X|
Phoenix-State Street Research Small-Cap Growth                       |X|
AIM V.I. Capital Appreciation Fund                                                        |X|
AIM V.I. Premier Equity Fund                                                              |X|
Alger American Leveraged AllCap                                                                      |X|
Portfolio Federated Fund for U.S. Government Securities II                                                                   |X|
Federated High Income Bond Fund II                                                                                           |X|
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund                                                                            |X|
Scudder VIT Equity 500 Index Fund                                                                                |X|
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------

                                                        Fidelity    Franklin   Stanley   Templeton  Templeton  Templeton   Wanger
                                                       Management    Mutual   Investment   Asset      Global   Investment  Asset
                                                      and Research  Advisors  Management Management  Advisors   Counsel, Management,
                 Series                                 Company       LLC       Inc.       Ltd.      Limited     Inc.       L.P.
 -----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value |X| Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth & Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap
Value Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap
Portfolio Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio                                |X|
VIP Growth Opportunities Portfolio                         |X|
VIP Growth Portfolio                                       |X|
Mutual Shares Securities Fund                                        |X|
Templeton Foreign Securities Fund                                                                                |X|
Templeton Growth Securities Fund                                                                     |X|
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio                                                            |X|
Wanger Foreign Forty                                                                                                         |X|
Wanger International Small Cap                                                                                               |X|
Wanger Twenty                                                                                                                |X|
Wanger U.S. Smaller Companies                                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------

SUBADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Kayne
                                                                                                 Anderson
                                                Aberdeen      AIM        Alliance     Janus      Rudnick
                                                  Fund      Capital      Capital     Capital    Investment    Lazard       Lord
                                                Managers,  Management,  Management  Management  Management,    Asset    Abbett & Co.
                Series                            Inc.        Inc.         L.P.         LLC         LLC      Management     LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                    |X|
Phoenix-AIM Mid-Cap Equity                                    |X|
Phoenix-Alliance/Bernstein Enhanced Index                                  |X|
Phoenix-Alliance/Bernstein Growth + Value                                  |X|
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                           |X|
Phoenix-Kayne Large-Cap Core                                                                        |X|
Phoenix-Kayne Small-Cap Quality Value                                                               |X|
Phoenix-Lazard International Equity Select                                                                      |X|
Phoenix-Lazard Small-Cap Value                                                                                  |X|
Phoenix-Lazard U.S. Multi-Cap                                                                                   |X|
Phoenix-Lord Abbett Bond-Debenture                                                                                           |X|
Phoenix-Lord Abbett Large-Cap Value                                                                                          |X|
Phoenix-Lord Abbett Mid-Cap Value                                                                                            |X|
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                     |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                    |X|
Phoenix-Sanford Bernstein Small-Cap Value                                  |X|
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------


SUBADVISORS
------------------------------------------------------------------------------------------------------------------------------------

                                                            Morgan                                                         State
                                                           Stanley     Northern    Phoenix      Roger       Seneca         Street
                                                MFS       Investment    Trust     Investment  Engemann &    Capital      Research &
                                             Investment   Management  Investment,  Counsel,   Associates,  Management,   Management
                Series                       Management      Inc.        Inc.        Inc.        Inc.         LLC         Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth                                                                  |X|
Phoenix-Engemann Small & Mid-Cap Growth                                                          |X|
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30                                                    |X|
Phoenix-Northern Nasdaq-100 Index(R)                                       |X|
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                                                  |X|
Phoenix-Seneca Strategic Theme                                                                                 |X|
Phoenix-State Street Research Small-Cap Growth                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------

Additional information about Corporate Edge (the "Policy") and the Phoenix Life and Annuity Variable Universal Life Account (the "Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2003, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI should be directed in writing to Phoenix COLI Administration Unit, One American Row, Hartford, CT 06102 or by telephone 860.403.6013.

Information about the Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about the Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.


Phoenix Life and Annuity Company


www.phoenixwm.com
V608

Investment Company Act File No. 811-07835

[logo] PHOENIX WEALTH MANAGEMENT(R)

L0268PR  (C) Phoenix Life and Annuity Company                 [logo] Printed on recycled paper.   5-03

                                                                     [Version C]

                             EXECUTIVE BENEFIT - VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT

                   ISSUED BY: PHOENIX LIFE AND ANNUITY COMPANY


PROSPECTUS                                                           MAY 1, 2003

Executive Benefit - VUL is a flexible premium variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life and Annuity Variable Universal Life Account. The subaccounts purchase shares of the following funds:

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-AIM Mid-Cap Equity Series
[diamond] Phoenix-Alliance/Bernstein Enhanced Index Series [diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
[diamond] Phoenix-Janus Flexible Income Series
[diamond] Phoenix-Kayne Large-Cap Core Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series
[diamond] Phoenix-Lazard U.S. Multi-Cap Series
[diamond] Phoenix-Lord Abbett Bond-Debenture Series
[diamond] Phoenix-Lord Abbett Large-Cap Value Series
[diamond] Phoenix-Lord Abbett Mid-Cap Value Series
[diamond] Phoenix-MFS Investors Growth Stock Series
[diamond] Phoenix-MFS Investors Trust Series
[diamond] Phoenix-MFS Value Series
[diamond] Phoenix-Northern Dow 30 Series
[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series
[diamond] Phoenix-Oakhurst Growth and Income Series
[diamond] Phoenix-Oakhurst Strategic Allocation Series [diamond] Phoenix-Sanford Bernstein Global Value Series [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series [diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series
[diamond] Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS
----------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND
-----------------------
[diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Developing Markets Securities Fund(1)
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Global Asset Allocation Fund(1)
[diamond] Templeton Growth Securities Fund

SCUDDER VIT FUNDS
-----------------
[diamond] Scudder VIT EAFE(R) Equity Index Fund
[diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
[diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger Foreign Forty
[diamond] Wanger International Small Cap
[diamond] Wanger Twenty
[diamond] Wanger U.S. Smaller Companies


--------------------------------------------------------------------------------
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:        [envelope]   COLI ADMINISTRATION UNIT
                                                                     One American Row
                                                                     Hartford, Connecticut 06102
                                                        [telephone]  860.403.6013

                                                        OR
                                                        [envelope]   PHOENIX COLI CUSTOMER SERVICE CENTER
                                                                     C/O ANDESA TPA, INC.
                                                                     1605 N CEDER CREST BLVD. SUITE 502
                                                                     ALLENTOWN, PA  18104
                                                        [telephone]  610.439.5256

SUBMIT ADDITIONAL PREMIUM PAYMENTS TO:                            VUL COLI UNIT
                                                                  PO BOX 22012
                                                                  ALBANY, NY 12201-2012

 It may not be in your best interest to buy this policy in exchange for an existing life insurance policy or annuity contract. It is important for you to understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You should also know if the replacement will result in any income taxes.

 The policy is not a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

 The Securities and Exchange Commission has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

     Read and keep this prospectus for future reference.

                                TABLE OF CONTENTS

 Heading                                                Page
------------------------------------------------------------

RISK/BENEFIT SUMMARY .................................     4
  Policy Benefits ....................................     4
  Policy Risks .......................................     4
FEE TABLES
  Transaction Fees....................................     6
  Periodic Charges Other than Fund Operation Expense..     7
  Minimum and Maximum Fund Operating Expenses.........     8
PHOENIX LIFE AND ANNUITY COMPANY .....................     9
THE PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE
ACCOUNT (THE "ACCOUNT") ..............................     9
  Performance History ................................     9
VOTING RIGHTS ........................................     9
  The Guaranteed Interest Account ....................     9
CHARGES AND DEDUCTIONS................................    10
  General ............................................    10
  Charges Deducted from Premium Payments .............    10
  Periodic Charges ...................................    10
  Mortality and Expense Risk Charge ..................    10
  Conditional Charges ................................    11
  Transfer Charge ....................................    11
  Other Tax Charges ..................................    11
  Fund Charges .......................................    11
THE POLICY ...........................................    11
  Contract Rights: Owner, Insured, Beneficiary .......    11
  Contract Limitations................................    12
  Purchasing a Policy.................................    12
GENERAL ..............................................    13
  Postponement of Payments ...........................    13
  Optional Insurance Benefits ........................    13
  Surrenders..........................................    14
  Death Benefit ......................................    14
PAYMENT OF PROCEEDS ..................................    14
  Surrender and Death Benefit Proceeds ...............    14
  Payment Options ....................................    15
  Transfer of Policy Value............................    15
  Policy Loans........................................    16
  Lapse...............................................    17
FEDERAL INCOME TAX CONSIDERATIONS ....................    17
  Modified Endowment Contracts .......................    17
FINANCIAL STATEMENTS..................................    18
APPENDIX A INVESTMENT OPTIONS.........................   A-1
   Annual Fund Expenses...............................   A-1
   Investment Type....................................   A-3
   Advisors...........................................   A-4
   Subadvisors........................................   A-5

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------
This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.


POLICY BENEFITS

DEATH BENEFITS
Executive Benefit - VUL is a flexible premium variable universal life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.

You will choose a death benefit when you apply for a policy:

[diamond] Death Benefit Option 1 will be the greater of the policy's face amount on the date of death, or the minimum death benefit in effect on the date of death.

[diamond] Death Benefit Option 2 will be the greater of (a) or (b), where: (a) is equal to the policy's face amount on the date of death plus the policy value, (b) is the minimum death benefit in effect on the date of death.

[diamond] Death Benefit Option 3 will be the greater of (a), (b), or (c), where:
          (a) is equal to the policy's face amount as of the date of death plus the sum of all premiums minus withdrawals, (b) is equal to the policy's face amount on the date of death; and (c) is the minimum death benefit in effect on the date of death.

You may change between Death Benefit Options 1 and 2 by submitting a written request. You may not change to or from Death Benefit Option 3.

You may also purchase additional term insurance under the Flexible Term Insurance Rider if available in your state.

LOANS AND SURRENDERS
[diamond] Generally, you may take loans against 90% of your policy's value less any outstanding debt.

[diamond] You may partially surrender any part of the policy anytime. We reserve the right to deduct a partial surrender fee.

[diamond] You may fully surrender this policy anytime for its cash surrender value.

POLICY AVAILABILITY
The policy will be issued on a "case" basis. A case usually has a sponsor, and usually contains multiple policies, though we may consider one person and one policy a case. You may exercise your ownership rights under the policy through the sponsoring organization or employer. Should your relationship with the sponsor end, you may then exercise your policy rights directly with us.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments required to prevent policy lapse.

UNDERWRITING OPTIONS
We offer three types of underwriting:

[diamond] Full Underwriting; or
[diamond] Simplified Issue Underwriting; or
[diamond] Guaranteed Issue Underwriting.

Your choice of underwriting will have an effect on the Cost of Insurance charges we deduct from your policy value.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:

[diamond] Flexible Term Insurance
[diamond] Cash Surrender Value Enhancement Benefit
[diamond] Exchange of Insured

Availability of these riders depends upon state approval and may involve extra cost.

LIMITED SALES CHARGE REFUND
If you fully surrender this policy during this policy first three policy years, you will receive all or part of the first year sales charge refunded in the cash surrender value:

[diamond] We will refund the entire first year sales charge for a full policy surrender made during the first policy year

[diamond] 2/3 of the first year sales charge will be refunded for a full policy surrender made during the second policy year (but no part of the second year sales charges will be)

[diamond] 1/3 of the first year sales charge will be refunded during the third policy year.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within 10 days after you receive it, or within 45 days of signing the application.


POLICY RISKS

VARIATIONS
The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. We deduct a sales charge, and other charges from premium payments that reduce the value available for withdrawal. Therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the policy value, less any outstanding debt, is enough to pay the monthly charges incurred under the policy. If the policy value, less any outstanding debt, is no longer sufficient to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life and Annuity Variable Universal Life Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY.

THE FIRST TABLE FOR EACH POLICY OPTION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FEE TABLES
------------------------------------------------------------------------------------------------------------------------------------

                                                      TRANSACTION FEES

-------------------------------- ---------------------------- ----------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
Sales Charge                     Upon premium payment                                                        Guaranteed Maximum We
                                                                                       Amount we currently     would ever deduct
                                                                   Policy Year          Deduct from each       from each premium
                                                                                         premium payment            payment.
-------------------------------- ---------------------------- ----------------------- ---------------------- -----------------------
                                                                       1-7                    5.0%(1)                 5.0%
-------------------------------- ---------------------------- ----------------------- ---------------------- -----------------------
                                                                   8 and after                0.0%                    2.0%
-------------------------------- ---------------------------- ----------------------------------------------------------------------
State Premium Tax Charge         Upon premium payment             0.80% to 3.50% of each premium payment, depending on the
                                                                  applicable rate for your state.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
Deferred Acquisition Tax Charge  Upon premium payment             1.5 % of each premium payment.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
Surrender Charge                 Not Applicable                   We do not charge you if you surrender your policy for its cash value.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
Partial Surrender Charge         Upon Partial Surrender or        We currently do not charge for partial surrenders, but we reserve
                                 a reduction in the policy        the right to deduct up to 2.0% of the partial surrender amount up
                                 face amount.                     to a maximum of $25.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
Transfer Charge                  Upon Transfer                    At present, we do not charge for transfers between investment options, but we reserve the right to charge up to $10 per
                                                                  transfer after the first 2 transfers in any given policy year.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
Other Tax Charges                When we become liable            We do not charge for taxes at this time, however we reserve the
                                 for taxes.                       right to impose a charge should we become liable for taxes in the future.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
Loan Interest Rate Charge        Upon Loan                        The rates in effect before the insured person reaches age 65
-------------------------------- ---------------------------- ----------------------- ---------------------- -----------------------
                                                                  Policy Year            Current Rates          Guaranteed
                                                                                                                Maximum Rates
-------------------------------- ---------------------------- ----------------------- ---------------------- -----------------------

                                                                       1-10                   2.75%                  4.75%
-------------------------------- ---------------------------- ----------------------- ---------------------- -----------------------

                                                                      11-15                   2.50%                  4.50%
-------------------------------- ---------------------------- ----------------------- ---------------------- -----------------------
                                                                 16 and after(2)              2.25%                  4.25%
-------------------------------- ---------------------------- ----------------------- ---------------------- -----------------------

(1) We do not currently deduct this charge from premium payments in excess of the target premium in a policy year.
(2) These rates will also apply after the policy anniversary nearest insured person's 65th birthday.


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

                                PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

-------------------------------- ---------------------------- ----------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
COST OF INSURANCE(1)             On policy date and monthly   This charge is based on the "net amount at risk." The "net amount at risk" is the current death benefit minus the policy value.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Minimum and Maximum                                         0.0174% to 31.969% of the net amount at risk per year.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Example for a male age 50 in                                0.1012% of the net amount at risk per year
  the nonsmoker underwriting
  class for a fully
  underwritten policy.
-------------------------------- ---------------------------- ---------------------------------- -----------------------------------
ADMINISTRATIVE CHARGE            On policy date and monthly           Charge per month                   Guaranteed Maximum
                                 on policy processing day     ---------------------------------- -----------------------------------
                                                                             $5                                 $10
-------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       On policy date and monthly   This charge is determined by multiplying the percentage below by the
CHARGE(2)                        on policy processing day     policy value in the subaccounts of the Account on the monthly processing day.
-------------------------------- ---------------------------- --------------- ------------------------------- ----------------------
                                                               Policy Year      Amount we currently deduct     Guaranteed Maximum
-------------------------------- ---------------------------- --------------- ------------------------------- ----------------------
                                                                   1-10          0.0333% (0.40% annually)         0.075% (0.90%
                                                                                                                    annually)
-------------------------------- ---------------------------- --------------- ------------------------------- ----------------------
                                                               11 and after      0.021% (0.25% annually)          0.075% (0.90%
                                                                                                                    annually)
------------------------------------------------------------------------------------------------------------------------------------
                                                    OPTIONAL INSURANCE FEATURES
-------------------------------- ---------------------------- ----------------------------------------------------------------------
FLEXIBLE TERM RIDER              On Rider Policy Date, and    We deduct this charge based on the net amount at risk attributable to
                                 monthly on each Monthly      the Rider face amount.
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Minimum and Maximum                                         We deduct 0.0174% to 31.969% of the net amount at risk attributable to the Rider face amount.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Example for a male age 50 in                                We deduct 0.1012% of the net amount at risk attributable to the rider
  the nonsmoker underwriting                                  face amount.
  class for a fully
  underwritten policy.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CASH SURRENDER VALUE             We do not charge for this    No charge. We describe this Rider later under "Optional Insurance
ENHANCEMENT BENEFIT RIDER        Rider. It is available on    Benefits."
                                 a state-by-state basis.
                                 Additional restrictions
                                 apply.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
EXCHANGE OF INSURED RIDER        We do not charge for this    No charge. We describe this Rider later under "Optional Insurance
                                 Rider. It is available on    Benefits."
                                 a state-by-state basis.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

(1) Cost of insurance charges will vary according to age, gender, underwriting class, policy year and net amount at risk. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and underwriting class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                        Minimum       Maximum

Total Annual Fund Operating Expenses(1)                     0.31%    -    4.09%
(expenses that are deducted from a fund's assets, including management fees, distribution and/or
12 b-1 fees, and other expenses)

(1) We have provided the total and net fund operating expenses for each available investment portfolio in Appendix A.

PHOENIX LIFE AND ANNUITY COMPANY
--------------------------------------------------------------------------------
Phoenix Life and Annuity Company is a Connecticut stock life insurance company, and is an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., a Delaware corporation. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut and our statutory home office is at 10 Krey Boulevard in East Greenbush, New York.

Throughout this prospectus we will refer to Phoenix Life and Annuity Company in the first person (i.e. as "we", "us", "our").

THE PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT (THE "ACCOUNT")
--------------------------------------------------------------------------------

We established the Account as a separate account on July 1, 1996 in accordance with Connecticut law. The Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the Account's management, investment practices or policies, nor those of Phoenix Life and Annuity Company.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every business day that the New York Stock Exchange is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page 1 of this prospectus. Each portfolio's investment type is given in Appendix A.

We do not guarantee the investment performance of the Account nor of any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Account.

We reserve the right to add, remove, modify, or substitute for, portfolios in which the Account invests.

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

VOTING RIGHTS
--------------------------------------------------------------------------------
We legally own all fund shares held by the subaccounts. We vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;
2) the ratification of the independent accountants for the fund;
3) approval or amendment of investment advisory agreements;
4) a change in fundamental policies or restrictions of the series; and
5) any other matters requiring a shareholder vote.

You may obtain any available fund's prospectus by contacting us at our COLI Administration Unit at the address and telephone number given on page 1.


THE GUARANTEED INTEREST ACCOUNT
In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] First Year:     25% of the total value
[diamond] Second Year:    33% of remaining value
[diamond] Third Year:     50% of remaining value
[diamond] Fourth Year:    100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.


CHARGES DEDUCTED FROM PREMIUM PAYMENTS

SALES CHARGE
We deduct a charge from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling and distributing the policy (e.g., commissions, advertising and printing). We currently do not deduct a sales charge from premiums that are in excess of the target premium for the policy for a policy year.

STATE PREMIUM TAX CHARGE
States assess premium taxes at various rates. We deduct the applicable state rate from each premium to cover the cost of the premium taxes we must pay the state. The states currently assess charges ranging from 0.80% to 3.50% of premiums. We may increase or decrease the charge we take from your premium payments if your state's rate changes, or if you change your state of residence. We currently do not deduct this charge from premiums that are in excess of the target premium for the policy for a policy year.

DEFERRED ACQUISITION COST TAX CHARGE
We deduct a charge of 1.5% from each premium payment to the policy to reimburse the Company for our liability under Internal Revenue Code Section 848. We currently do not deduct this charge from premiums that are in excess of the target premium for the policy for a policy year.

PERIODIC CHARGES

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day from your policy value according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, we will proportionally increase the deduction from the remaining investment options.

[diamond] ADMINISTRATIVE CHARGE. We assess this monthly charge as compensation for the expenses we incur in administering your policy. This charge reimburses us for such services as billing and collections, monthly processing, updating daily values and communicating with policyholders.

          We currently charge each policy $5 per month, but reserve the right to charge up to $10 per month.

[diamond] COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the net amount at risk. The net amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age, underwriting type and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

          We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table.

          We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age, underwriting type and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

          The type of underwriting chosen for your policy could have an effect on the cost of insurance rate applied to your policy.

[diamond] MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

          We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

          We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

[diamond] If our policy-related expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

          Your policy will pay a mortality and expense risk charge equal to a percentage of the subaccount value on each monthly calculation day. Currently, during the first ten years, the rate will be equal to 0.40% annually. Beginning in policy year 11, the rate will be equal to 0.25% annually. We reserve the right to increase the mortality and expense risk charges up to a Guaranteed Maximum rate of 0.90% on an annual basis during all policy years.

          We do not collect the mortality and expense risk charge on amounts held in the Guaranteed Interest Account.

[diamond] COST OF OPTIONAL INSURANCE FEATURES (RIDERS) some of the available rider benefits you may choose incur an additional monthly charge. These options are available only if approved in your state.

          The Corporate Edge policy has two riders available at no additional charge:

          [diamond] Exchange of Insured

          [diamond] Cash Surrender Value Enhancement Benefit


           We charge for providing benefits under the following rider:

          [diamond] Flexible Term Insurance. We charge the applicable cost of insurance rates for the "net amount at risk" attributable to the rider's face amount.

          [diamond] LOAN INTEREST CHARGED We charge your policy for outstanding loans at the rates illustrated in the tables below until the policy anniversary nearest the insured person's 65th birthday. The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25%.

                    As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account. The difference is to compensate us for costs associated with administering the loans.

------------- ------------------------ ------------------------
                                          RATE WE CREDIT THE
                                        LOANED PORTION OF THE
                 LOAN INTEREST RATE      GUARANTEED INTEREST
                      CHARGED                  ACCOUNT
------------- ----------- ------------ ------------ -----------
POLICY        CURRENT     GUARANTEED     CURRENT    GUARANTEED
YEARS           RATES       MAXIMUM       RATES      MAXIMUM
------------- ----------- ------------ ------------ -----------
1-10            2.75%        4.75%         2%           4%
------------- ----------- ------------ ------------ -----------
11-16           2.50%        4.50%         2%           4%
------------- ----------- ------------ ------------ -----------
16+             2.25%        4.25%         2%           4%
------------- ----------- ------------ ------------ -----------

CONDITIONAL CHARGES
We impose some other charges only if certain events occur:

[diamond] PARTIAL SURRENDER CHARGE. We do not currently charge for partial surrenders, but we reserve the right to deduct up to 2% of the partial surrender amount up to a maximum of $25. We would begin to impose this charge if necessary to offset the costs associated with processing partial surrenders.

[diamond] TRANSFER CHARGE Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year.


OTHER CHARGES
[diamond] OTHER TAX CHARGES Currently no charge is made to the Account for federal income taxes that may be attributable to the Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Account.

[diamond] FUND CHARGES As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in Appendix A.

    These fund charges and other expenses are described more fully in the accompanying fund prospectuses.

CHARGE REDUCTIONS
We may reduce or eliminate charges we normally assess if we expect that the size or nature of a policy will lower our costs associated with the policy.


THE POLICY
--------------------------------------------------------------------------------
CONTRACT RIGHTS: OWNER, INSURED, AND BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name this person in the application for the policy. The person to be insured must be at least 18 years old. The maximum ages we insure are:

[diamond] 85 for policies with full Underwriting;
[diamond] 70 for policies with Simplified Issue Underwriting; and
[diamond] 64 for policies with Guaranteed Issue Underwriting.

We may require that you provide evidence that the person to be insured is insurable. This could require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to our Phoenix COLI Customer

Service Center. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.


CONTRACT LIMITATIONS

ASSIGNMENT
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.


PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured person's gender, attained age, underwriting type and risk class. We also consider the duration, or how long the policy has been in force. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

The type of underwriting we provide for the case for which your policy is a part, could have an effect on the cost of insurance rates we assess on a policy. The types of underwriting we offer for these policies are:

[diamond] Full Underwriting;
[diamond] Simplified Issue Underwriting;
[diamond] Guaranteed Issue Underwriting.

We retain the right to refuse to process your application within seven days after we receive it. We retain the right to decline to issue your policy even if we have approved your application for processing. We will accept payment at the time the policy is issued.

ELIGIBLE PURCHASERS
You may purchase a policy on the life of any person provided you have an insurable interest in the life to be insured and the consent of the person to be insured.

MINIMUM DEATH BENEFIT
The policy has a minimum death benefit in order to qualify as life insurance under current federal tax law.

You must choose between the two methods used to determine the minimum death benefit when you purchase the policy. Your choice is irrevocable:

1) The Cash Value Accumulation Test determines the minimum death benefit by multiplying the policy value by the minimum death benefit percentage. The percentages depend on age and gender.

2) The Guideline Premium Test determines the minimum death benefit as a percentage of policy value, but the percentage varies only with age.

MINIMUM ISSUE PREMIUM
We require a minimum premium, on a case basis of $100,000.


PREMIUM PAYMENTS
Executive Benefit - VUL is a flexible premium variable universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate policy value to one or more subaccounts of the Account or the Guaranteed Interest Account. Each subaccount of the Account, in turn, invests its assets exclusively in a portfolio of a fund. The policy value varies according to the investment performance of the investment portfolio to which policy value has been allocated.

The issue premium is due on the policy date. The insured must be alive when the issue premium is paid. You should deliver the issue premium payment to your registered representative, who will forward it to our underwriting department.

We will generally allocate the issue premium, less applicable charges, according to your instructions.

We reduce premium payments by the sales charge, state premium tax charge and deferred acquisition tax charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $100. You should send additional premium payments to:

      VUL COLI UNIT
      PO BOX 22012
      ALBANY, NY 12201-2012

The policy will have a total premium limit determined by the definition of life insurance test chosen in the application. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 3%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

POLICY REFUND
Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. We will return the sum of the following as of the date we receive the returned policy:

1) the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.


We retain the right to decline to process an application within 7 days of our receipt of the completed application for insurance. Even if we have approved the application for processing, we retain the right to decline to issue the policy.


GENERAL
--------------------------------------------------------------------------------
POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits in excess of the initial face amount under any of the following circumstances:

[diamond] We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account.

[diamond] We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings or trading on the NYSE is restricted; or

[diamond] When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.


OPTIONAL INSURANCE BENEFITS (RIDERS)
You may elect additional benefits by selecting available riders under a policy. You may cancel these riders at any time. We may deduct a charge for each additional rider you choose. If you choose any of these riders, we will provide more details in the form of a rider attached to the policy. The following riders are currently available (if approved in your state). We may make additional riders available in future.

[diamond] Cash Surrender Value Enhancement Benefit Rider: This rider can provide enhanced cash surrender values upon certain early duration surrenders and replaces the refund of sales charge, if applicable.

[diamond] Exchange of Insured Rider: This rider allows you to change the person insured by the policy. Subsequent charges for the policy will then be based on the new person insured by the policy. The policy's incontestability and suicide exclusion periods will begin anew from the date of the change.

          You will be required to pay an exchange adjustment if the value of the policy prior to the exchange is insufficient to provide a positive value following the exchange.

          Should the policy value be large enough to cause the death benefit to exceed the limitations for the new policy, we will use the excess policy value to reduce any outstanding loans, or return the excess in cash.

          You may be required to pay back a portion of any outstanding loans in order that the loan value of the new policy is within our set limits.

          Such a policy exchange does not qualify for tax deferral, therefore, you will be liable for taxes on any previously unrecognized gains in the policy.

[diamond] Flexible Term Insurance Rider. This Rider allows you to purchase additional term insurance on the person insured under the policy. The term insurance face amount may not exceed 10 times the initial base policy face amount. This rider is only available to those under the age of 100. We charge the applicable cost of insurance rates for the "net amount at risk" which is attributable to the rider's face amount.

REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $10,000 and the face amount remaining after the decrease must be at least $50,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request.

A decrease in face amount generally decreases the death benefit. A decrease in the death benefit could result in certain income tax consequences.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge may be deducted from the policy value based on the amount of the decrease or partial surrender. A decrease in face amount reduces the death benefit on the next monthly calculation day. A partial surrender reduces the death benefit immediately. A decrease in the death benefit may have tax consequences.

INCREASES IN FACE AMOUNT
You may request that we increase the face amount of your policy after the first policy anniversary. You must make your request in writing and provide evidence of insurability.

We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary.

We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.

You will have a right to cancel the requested increase in face amount within the 45 days following the increase and you will receive a refund of the increased cost of insurance charges.

We provide some information regarding possible implications of a material change in the policy resulting from a face amount increase in the Statement of Additional Information.


SURRENDERS
You may take a full or partial surrender of your policy at any time as long as the insured person is living and the policy is in force. The amount available for a full surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request. The cash surrender value will be the policy value reduced by any charges due and the amount of any outstanding loans plus any additional amounts provided under the Refund of Sales Charge feature or by rider. We do not assess a surrender charge.

In order to request a full or partial surrender you must send a written request in a form satisfactory to us at our Phoenix COLI Customer Service Center. We may also require you to submit your policy. A full or partial surrender will be effective as of the date we receive your written request, in good order.

We generally pay a surrendered amount within 7 days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.

PARTIAL SURRENDERS
You may receive a part of the policy's cash surrender value by requesting a partial surrender of the policy. The amount available for partial surrender is the policy value reduced by the amount of any outstanding loans and further reduced by any charges due. You must submit a written request to our Phoenix COLI Customer Service Center. We may require you to return your policy before we make payment. A partial surrender will be effective on the date we receive your written request and the returned policy, if required. We reserve the right to charge a fee of up to 2% of the partial surrender amount up to a maximum of $25.

We do not normally permit partial surrenders of less than $500. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in what proportions we deduct the partial surrender amount from among your investment options. If you do not choose we will make the deductions in the same manner as for monthly deductions.

We will reduce your policy's cash value by the partial surrender amount paid and the partial surrender fee, if deducted.


DEATH BENEFIT
You choose your Death Benefit Option when you apply for your policy. You are permitted to change between Death Benefit Option 1 and Death Benefit Option 2. You may not change to or from Death Benefit Option 3.

-------------------------- -------------------------------------
                           VALUE WE APPLY TO PAYMENT OPTION
-------------------------- -------------------------------------
                            The greater of (a) or (b) where
DEATH BENEFIT OPTION 1      (a) is the policy's face amount; and
                            (b) is the minimum death benefit in
                                effect on the date of death.
-------------------------- -------------------------------------
                            The greater of (a) or (b), where:
                            (a) is equal to the policy's
                                face amount on the date of
DEATH BENEFIT OPTION 2          death plus the policy value;
                                and
                            (b) is the minimum death benefit in
                                effect on the date of death.
-------------------------- -------------------------------------
                           The greater of (a), (b), or (c),
                            where:
                            (a) is equal to the policy's
                                face amount as of the date
DEATH BENEFIT OPTION 3          of death plus the sum of all
                                premiums minus withdrawals,
                            (b) is equal to the policy's face
                                amount on the date of death; and
                            (c) is the minimum death benefit in
                                effect on the date of death.
-------------------------- -------------------------------------


PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------
SURRENDER AND DEATH BENEFIT PROCEEDS
We will process death benefits and full or partial surrenders at unit values next computed after we receive the written request for surrender or due proof of death, provided the request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated in order to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

If you assigned the policy as collateral security, we will pay any amount due the assignee in one lump sum. We will then pay any remaining proceeds under the selected payment option.

PAYMENT AMOUNT
We will make a death benefit payment based on the death benefit option in effect at the time. The amount available for a full surrender or as a death benefit is the policy value reduced by any outstanding loans and by any charges due plus any additional amounts provided under the Refund of Sales Charge feature or by rider. A partial surrender must be at least $500.

PAYMENT OPTIONS
You may apply all or part of the surrender or death proceeds of a policy under one or more of the following payment options. We may offer other payment options or alternative versions of these options in future. Your policy will have more information about the payment options.

PAYMENT OPTION 1--LUMP SUM
We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

PAYMENT OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three specified periods:

o  10 years; or
o  20 years; or
o  until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We use an annual interest rate of 3 3/8% to compute payments for any life annuity with a period certain of less than 20 years. We use an annual interest rate of 3 1/4% to compute payments for any life annuity with a period certain of 20 years or more.

PAYMENT OPTION 5--LIFE ANNUITY
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3 1/2% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3 3/8% to compute payments under this option.


TRANSFER OF POLICY VALUE

SYSTEMATIC TRANSFER PROGRAM
You may elect a systematic transfer program to make automatic regular transfers of policy value. You may have only one program in effect at a time. You must submit a written request to our Phoenix COLI Customer Service Center (see page
1) to begin a new Program. These programs are subject to availability.

We make transfers under a Systematic Transfer Program based on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, then the transfer will be processed on the next business day.


DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

[diamond] $25 monthly                     [diamond] $150 semiannually
[diamond] $75 quarterly                   [diamond] $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

Asset Rebalancing does not ensure a profit nor guarantee against a loss in a declining market. We do not charge for this program.

TRANSFERS
You may transfer your policy value among the available investment options and make changes to your premium payment allocations by submitting a written request to our Phoenix COLI Customer Service Center (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the free transfer limit.

TRANSFER RESTRICTIONS
We reserve the right to restrict transfers of less than $500 unless either

o the entire balance in the subaccount or the Guaranteed Interest Account is being transferred; or

o  the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount immediately after the transfer would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greater of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.

We reserve the right to limit the number of subaccounts you may invest in to a total of 18 at any one time or over the life of the policy. We may limit you to fewer than 18 if federal or state law requires us to do so.

Excessive transfers between subaccounts could adversely affect series performance. We therefore reserve the right to terminate your transfer privileges. We also reserve the right to reject any specific request that we feel is part of a market-timing pattern. We may reject requests for more than one exchange out of a subaccount within a 30-day period. We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and Phoenix Life and Annuity Company have entered into a third-party transfer service agreement.

POLICY LOANS
You may generally borrow up to 90% of your policy value less any outstanding debt. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than $500.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as for monthly deductions.

We charge interest on the loan at the annual rates given below until the policy anniversary nearest the insured's 65th birthday, compounded daily and payable in arrears:

------------- ------------------------ ------------------------
                                          RATE WE CREDIT THE
                                        LOANED PORTION OF THE
                 LOAN INTEREST RATE      GUARANTEED INTEREST
                      CHARGED                  ACCOUNT
------------- ------------------------ ------------------------
POLICY         CURRENT    GUARANTEED     CURRENT    GUARANTEED
YEARS           RATES       MAXIMUM       RATES      MAXIMUM
------------- ----------- ------------ ------------ -----------
1-10            2.75%        4.75%         2%           4%
------------- ----------- ------------ ------------ -----------
11-16           2.50%        4.50%         2%           4%
------------- ----------- ------------ ------------ -----------
16+             2.25%        4.25%         2%           4%
------------- ----------- ------------ ------------ -----------

The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25%.


At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 2%, compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time as long as the policy is in force and at least one insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will treat the excess as a premium payment.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.

The proceeds of policy loans may be subject to federal income tax under some circumstances.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. A policy loan can also have an effect on the policy's death benefit due to any resulting differences in policy value.


LAPSE
Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If, on any monthly calculation day, the policy value, less any outstanding debt, is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to 3 times the required monthly deduction to prevent the policy from lapse.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 30 days before any potential lapse will occur.

The policy will remain in force during the grace period however, we will not permit any subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following is a brief summary of our interpretation of federal tax treatment of amounts accumulated under and distributed from the policy. We give a more complete discussion in the Statement of Additional Information ("SAI") which is incorporated into this prospectus by reference. You can get a copy of the SAI free of charge: see the back cover of this prospectus. We make no attempt to address estate and inheritance taxes, or any state, local or other tax laws. Consult your income tax advisor for more thorough information on federal and state income taxes. We refer to Internal Revenue Code of 1986, as amended, as the "Code."

We suggest you consult with your tax advisor in advance of making a decrease in death benefits, or a full or partial surrender of your policy.


MODIFIED ENDOWMENT CONTRACTS

GENERAL
You will be taxed on loans and payments from a modified endowment contract on the portion of the amount received that is considered income, or gain in contract value. This policy can be a modified endowment contract if it fails to meet what is known as "the 7-pay test." This test compares your policy to a hypothetical life insurance policy of identical face amount which requires 7 equal annual premiums to be "fully paid-up," continuing to provide a level death benefit without the need for any further premiums. A policy becomes a modified endowment contract if, at any time during the first 7 years, the total premiums paid into the policy exceed the total premiums that you would have paid into the hypothetical policy.

Amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions for taxpayers who are age 59 1/2 or older, disabled or taken as part of a periodic payment plan for the life expectancy of the beneficiary or beneficiaries.

FULL SURRENDER
You can be taxed on the amount of a full surrender that exceeds the amount of premiums you paid. You may be liable for an additional 10% "penalty tax" if the policy is a modified endowment contract.

PARTIAL SURRENDER
Partial surrenders from a modified endowment contract are fully taxable to the extent of income (gain) in the policy and may be subject to an additional 10% tax. If the policy is not a modified endowment contract, partial surrenders still may be taxable.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the people insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
The financial statements of Phoenix Life and Annuity Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 are contained in the Statement of Additional Information (SAI) which you can get free of charge by calling the toll free number given on page
1. The financial statements of Phoenix Life and Annuity Company included herein should be considered only as bearing upon the ability of Phoenix Life and Annuity Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on the Guaranteed Interest Account that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS

------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)

------------------------------------------------------------------------------------------------------------------------------------
                                                                         Other                          Other
                                                                       Operating    Total Annual     Operating      Total Annual
                                                   Investment  Rule    Expenses     Fund Expenses     Expenses      Fund Expenses
                                                   Management 12b-1     Before         Before          After           After
                      Series                          Fee      Fees  Reimbursement  Reimbursement  Reimbursement(9) Reimbursement(9)
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International (5)                    0.75%     N/A       0.27%          1.02%          0.27%           1.02%
Phoenix-AIM Mid-Cap Equity (3, 7)                     0.85%     N/A       2.28%          3.13%          0.25%           1.10%
Phoenix-Alliance/Bernstein Enhanced Index (2, 6)      0.45%     N/A       0.25%          0.70%          0.20%           0.65%
Phoenix-Alliance/Bernstein Growth + Value (3, 7)      0.85%     N/A       2.34%          3.19%          0.25%           1.10%
Phoenix-Duff & Phelps Real Estate Securities (4, 6)   0.75%     N/A       0.41%          1.16%          0.35%           1.10%
Phoenix-Engemann Capital Growth (3, 6)                0.63%     N/A       0.09%          0.72%          0.09%           0.72%
Phoenix-Engemann Small & Mid-Cap Growth (4, 6)        0.90%     N/A       1.23%          2.13%          0.35%           1.25%
Phoenix-Goodwin Money Market (3, 6)                   0.40%     N/A       0.20%          0.60%          0.20%           0.60%
Phoenix-Goodwin Multi-Sector Fixed Income (3, 6)      0.50%     N/A       0.21%          0.71%          0.21%           0.71%
Phoenix-Hollister Value Equity (3, 6)                 0.70%     N/A       0.30%          1.00%          0.25%           0.95%
Phoenix-Janus Flexible Income (3, 6)                  0.80%     N/A       0.71%          1.51%          0.25%           1.05%
Phoenix-Kayne Large-Cap Core (1, 8)                   0.70%     N/A       0.54%          1.24%          0.15%           0.85%
Phoenix-Kayne Small-Cap Quality Value (1, 8)          0.90%     N/A       1.13%          2.03%          0.15%           1.05%
Phoenix-Lazard International Equity Select (1, 8)     0.90%     N/A       1.54%          2.44%          0.15%           1.05%
Phoenix-Lazard Small-Cap Value (1, 8)                 0.90%     N/A       1.16%          2.06%          0.15%           1.05%
Phoenix-Lazard U.S. Multi-Cap (1, 8)                  0.80%     N/A       0.95%          1.75%          0.15%           0.95%
Phoenix-Lord Abbett Bond-Debenture (1, 8)             0.75%     N/A       1.31%          2.06%          0.15%           0.90%
Phoenix-Lord Abbett Large-Cap Value (1, 8)            0.75%     N/A       0.71%          1.46%          0.15%           0.90%
Phoenix-Lord Abbett Mid-Cap Value (1, 8)              0.85%     N/A       0.99%          1.84%          0.15%           1.00%
Phoenix-MFS Investors Growth Stock (3, 6, 7)          0.75%     N/A       2.99%          3.74%          0.25%           1.00%
Phoenix-MFS Investors Trust (3, 6, 7)                 0.75%     N/A       3.34%          4.09%          0.25%           1.00%
Phoenix-MFS Value (3, 6, 7)                           0.75%     N/A       1.85%          2.60%          0.25%           1.00%
Phoenix-Northern Dow 30 (3, 6)                        0.35%     N/A       0.77%          1.12%          0.25%           0.60%
Phoenix-Northern Nasdaq-100 Index(R)(3, 6)            0.35%     N/A       2.00%          2.35%          0.25%           0.60%
Phoenix-Oakhurst Growth & Income (3, 6)               0.70%     N/A       0.23%          0.93%          0.23%           0.93%
Phoenix-Oakhurst Strategic Allocation (3, 6)          0.58%     N/A       0.13%          0.71%          0.13%           0.71%
Phoenix-Sanford Bernstein Global Value (3)            0.90%     N/A       1.90%          2.80%          0.25%           1.15%
Phoenix-Sanford Bernstein Mid-Cap Value (3, 6)        1.05%     N/A       0.49%          1.54%          0.25%           1.30%
Phoenix-Sanford Bernstein Small-Cap Value (3, 6)      1.05%     N/A       1.28%          2.33%          0.25%           1.30%
Phoenix-Seneca Mid-Cap Growth (4, 6)                  0.80%     N/A       0.30%          1.10%          0.30%           1.10%
Phoenix-Seneca Strategic Theme (4, 6)                 0.75%     N/A       0.21%          0.96%          0.21%           0.96%
Phoenix-State Street Research Small-Cap Growth (1, 8) 0.85%     N/A       0.70%          1.55%          0.15%           1.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .15% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .20% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .25% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .35% of the series' average net assets.
(5) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
(6) Total annual fund expenses (after reimbursement) exclude offsets for custodian fees. If the offsets were included, total annual fund expenses would not change significantly.
(7) This series has been in existence for less than 1 year. The series operating expense has been annualized based on actual operating expenses for the period ended June 30, 2002.
(8) This series has been in existence for less than 1 year. The series operating expense has been annualized based on estimated operating expenses for the current fiscal year.
(9) The series other operating expenses and total annual fund expenses after reimbursement have been restated to reflect the current maximum expenses noted in footnotes 1-5.

Note: Each or all of the expense caps noted above in footnotes 1-5 may be changed or eliminated at any time without notice.

------------------------------------------------------------------------------------------------------------------------------------
                                                                          Other                          Other
                                                                        Operating     Total Annual     Operating      Total Annual
                                                   Investment   Rule     Expenses     Fund Expenses     Expenses      Fund Expenses
                                                   Management  12b-1      Before         Before           After           After
                      Series                          Fee     Fees(5)  Reimbursement  Reimbursement   Reimbursement    Reimbursement
------------------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 0.61%       N/A         0.24%           0.85%          0.24%          0.85%
AIM V.I. Premier Equity Fund                       0.60%       N/A         0.25%           0.85%          0.25%          0.85%
------------------------------------------------------------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio          0.85%       N/A         0.07%           0.92%          0.07%          0.92%
------------------------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II   0.60%       N/A         0.14%           0.74%          0.14%          0.74%
Federated High Income Bond Fund II                 0.60%       N/A         0.16%           0.76%          0.16%          0.76%
------------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (6)                    0.58%      0.10%         0.10%          0.78%          0.10%          0.78%
VIP Growth Opportunities Portfolio (6)             0.58%      0.10%         0.11%          0.79%          0.11%          0.79%
VIP Growth Portfolio (6)                           0.58%      0.10%         0.10%          0.78%          0.10%          0.78%
------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                      0.60%      0.25%         0.19%          1.04%          0.19%          1.04%
Templeton Foreign Securities Fund (8)              0.69%      0.25%         0.22%          1.16%          0.22%          1.15%
Templeton Growth Securities Fund (10)              0.80%      0.25%         0.05%          1.10%          0.05%          1.10%
------------------------------------------------------------------------------------------------------------------------------------

SCUDDER VIT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (9)          0.45%       N/A          0.36%          0.81%          0.20%          0.65%
Scudder VIT Equity 500 Index Fund (9)              0.20%       N/A          0.11%          0.31%          0.10%          0.30%
------------------------------------------------------------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (7)                           0.80%       N/A          0.51%          1.31%          0.35%          1.15%
------------------------------------------------------------------------------------------------------------------------------------

WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (2)                           1.00%       N/A          0.45%          1.45%          0.45%          1.45%
Wanger International Small Cap (3)                 1.20%       N/A          0.23%          1.43%          0.23%          1.43%
Wanger Twenty (1)                                  0.95%       N/A          0.38%          1.33%          0.38%          1.33%
Wanger U.S. Smaller Companies (4)                  0.95%       N/A          0.04%          0.99%          0.04%          0.99%
------------------------------------------------------------------------------------------------------------------------------------

(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .45% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .60% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed 1.00% of the series' average net assets.
(5) The fund's Rule 12b-1 Plan, if applicable, is described in the fund's prospectus.
(6) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(7) The advisor has voluntarily agreed to reduce the investment management fee if the total operating expenses should exceed 1.15%.
(8) The advisor had agreed make an estimated reduction of 0.01% of its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order of the SEC. For the year ended December 31, 2001, the investment management fee was reduced to 0.68%.
(9) The advisor has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at any time.
(10) The fund administration fee is paid indirectly through the management fee.

INVESTMENT TYPE

------------------------------------------------------------------------------------------------------------------------------------
                                                           Domestic  Domestic  Domestic  Growth &           International   Money
                   Series                            Bond   Blend     Growth    Value     Income     Index     Growth       Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                                                 |X|
Phoenix-AIM Mid-Cap Equity                                    |X|
Phoenix-Alliance/Bernstein Enhanced Index                                                            |X|
Phoenix-Alliance/Bernstein Growth + Value                              |X|       |X|
Phoenix-Duff & Phelps Real Estate Securities                                               |X|
Phoenix-Engemann Capital Growth                                        |X|
Phoenix-Engemann Small & Mid-Cap Growth                                |X|
Phoenix-Goodwin Money Market                                                                                                 |X|
Phoenix-Goodwin Multi-Sector Fixed Income            |X|
Phoenix-Hollister Value Equity                                                   |X|
Phoenix-Janus Flexible Income                        |X|
Phoenix-Kayne Large-Cap Core                                  |X|
Phoenix-Kayne Small-Cap Quality Value                                            |X|
Phoenix-Lazard International Equity Select                                                                     |X|
Phoenix-Lazard Small-Cap Value                                                   |X|
Phoenix-Lazard U.S. Multi-Cap                                                    |X|
Phoenix-Lord Abbett Bond-Debenture                   |X|
Phoenix-Lord Abbett Large-Cap Value                                              |X|
Phoenix-Lord Abbett Mid-Cap Value                                                |X|
Phoenix-MFS Investors Growth Stock                                     |X|
Phoenix-MFS Investors Trust                                                                |X|
Phoenix-MFS Value                                                                |X|
Phoenix-Northern Dow 30                                                                              |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                                 |X|
Phoenix-Oakhurst Growth & Income                                                           |X|
Phoenix-Oakhurst Strategic Allocation                                                      |X|
Phoenix-Sanford Bernstein Global Value                                                                         |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                          |X|
Phoenix-Sanford Bernstein Small-Cap Value                                        |X|
Phoenix-Seneca Mid-Cap Growth                                          |X|
Phoenix-Seneca Strategic Theme                                         |X|
Phoenix-State Street Research Small-Cap Growth                         |X|
AIM V.I. Capital Appreciation Fund                                     |X|
AIM V.I. Premier Equity Fund                                  |X|
Alger American Leveraged AllCap Portfolio                              |X|
Federated Fund for U.S. Government Securities II     |X|
Federated High Income Bond Fund II                   |X|
VIP Contrafund(R) Portfolio                                            |X|
VIP Growth Opportunities Portfolio                                     |X|
VIP Growth Portfolio                                                   |X|
Mutual Shares Securities Fund                                                              |X|
Templeton Foreign Securities Fund                                                                              |X|
Templeton Growth Securities Fund                                                                               |X|
Scudder VIT EAFE(R) Equity Index Fund                                                                |X|
Scudder VIT Equity 500 Index Fund                                                                    |X|
Technology Portfolio                                                   |X|
Wanger Foreign Forty                                                                                           |X|
Wanger International Small Cap                                                                                 |X|
Wanger Twenty                                                          |X|
Wanger U.S. Smaller Companies                                          |X|
------------------------------------------------------------------------------------------------------------------------------------

ADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                  Phoenix          Phoenix      Duff & Phelps
                                                 Investment        Variable      Investment         AIM             Fred Alger
                 Series                         Counsel, Inc.   Advisors, Inc.  Management Co.  Advisors, Inc.     Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                      |X|
Phoenix-AIM Mid-Cap Equity                                           |X|
Phoenix-Alliance/Bernstein Enhanced Index                            |X|
Phoenix-Alliance/Bernstein Growth + Value                            |X|
Phoenix-Duff & Phelps Real Estate Securities                                        |X|
Phoenix-Engemann Capital Growth                     |X|
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market                        |X|
Phoenix-Goodwin Multi-Sector Fixed Income           |X|
Phoenix-Hollister Value Equity                      |X|
Phoenix-Janus Flexible Income                                        |X|
Phoenix-Kayne Large-Cap Core                        |X|
Phoenix-Kayne Small-Cap Quality Value               |X|
Phoenix-Lazard International Equity Select                           |X|
Phoenix-Lazard Small-Cap Value                                       |X|
Phoenix-Lazard U.S. Multi-Cap                                        |X|
Phoenix-Lord Abbett Bond-Debenture                                   |X|
Phoenix-Lord Abbett Large-Cap Value                                  |X|
Phoenix-Lord Abbett Mid-Cap Value                                    |X|
Phoenix-MFS Investors Growth Stock                                   |X|
Phoenix-MFS Investors Trust                                          |X|
Phoenix-MFS Value                                                    |X|
Phoenix-Northern Dow 30                                              |X|
Phoenix-Northern Nasdaq-100 Index(R)                                 |X|
Phoenix-Oakhurst Growth & Income                    |X|
Phoenix-Oakhurst Strategic Allocation               |X|
Phoenix-Sanford Bernstein Global Value                               |X|
Phoenix-Sanford Bernstein Mid-Cap Value                              |X|
Phoenix-Sanford Bernstein Small-Cap Value                            |X|
Phoenix-Seneca Mid-Cap Growth                       |X|
Phoenix-Seneca Strategic Theme                      |X|
Phoenix-State Street Research Small-Cap Growth                       |X|
AIM V.I. Capital Appreciation Fund                                                                   |X|
AIM V.I. Premier Equity Fund                                                                         |X|
Alger American Leveraged AllCap Portfolio                                                                               |X|
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Federated        Fidelity
                                                    Deutsche         Investment      Management       Franklin      Morgan Stanley
                                                     Asset           Management     and Research       Mutual         Investment
              Series                            Management, Inc.      Company         Company       Advisors, LLC   Management Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity  Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth & Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II                       |X|
Federated High Income Bond Fund II                                     |X|
VIP Contrafund(R) Portfolio                                                             |X|
VIP Growth Opportunities Portfolio                                                      |X|
VIP Growth Portfolio                                                                    |X|
Mutual Shares Securities Fund                                                                            |X|
Templeton Foreign Securities Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund                   |X|
Scudder VIT Equity 500 Index Fund                       |X|
Technology Portfolio                                                                                                    |X|
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               Templeton
                                                    Templeton Asset      Templeton Global      Investment           Wanger Asset
                 Series                             Management, Ltd.     Advisors Limited     Counsel, Inc.        Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity  Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth & Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Foreign Securities Fund                                                                  |X|
Templeton Growth Securities Fund                                              |X|
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio
Wanger Foreign Forty                                                                                                    |X|
Wanger International Small Cap                                                                                          |X|
Wanger Twenty                                                                                                           |X|
Wanger U.S. Smaller Companies                                                                                           |X|
-----------------------------------------------------------------------------------------------------------------------------------

SUBADVISORS


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Kayne
                                                                                                        Anderson
                                                  Aberdeen        AIM         Alliance      Janus       Rudnick
                                                   Fund         Capital       Capital      Capital      Investment      Lazard
                                                 Managers,    Management,   Management,   Management    Management,      Asset
                 Series                             Inc.         Inc.           L.P.         LLC           LLC         Management
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                     |X|
Phoenix-AIM Mid-Cap Equity                                        |X|
Phoenix-Alliance/Bernstein Enhanced Index                                       |X|
Phoenix-Alliance/Bernstein Growth + Value                                       |X|
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                                |X|
Phoenix-Kayne Large-Cap Core                                                                               |X|
Phoenix-Kayne Small-Cap Quality Value                                                                      |X|
Phoenix-Lazard International Equity Select                                                                                 |X|
Phoenix-Lazard Small-Cap Value                                                                                             |X|
Phoenix-Lazard U.S. Multi-Cap                                                                                              |X|
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                          |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                         |X|
Phoenix-Sanford Bernstein Small-Cap Value                                       |X|
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     Morgan
                                                                                     Stanley           Northern         Phoenix
                                                    Lord,              MFS           Investment         Trust          Investment
                                                 Abbett & Co.,     Investment       Management        Investments,       Counsel,
                 Series                              LLC           Management          Inc.               Inc.             Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture                   |X|
Phoenix-Lord Abbett Large-Cap Value                  |X|
Phoenix-Lord Abbett Mid-Cap Value                    |X|
Phoenix-MFS Investors Growth Stock                                    |X|
Phoenix-MFS Investors Trust                                           |X|
Phoenix-MFS Value                                                     |X|
Phoenix-Northern Dow 30                                                                                    |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                                       |X|
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         State Street
                                                       Roger Engemann &          Seneca Capital          Research &
                 Series                                Associates, Inc.          Management, LLC       Management Company
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth                             |X|
Phoenix-Engemann Small & Mid-Cap Growth                     |X|
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                         |X|
Phoenix-Seneca Strategic Theme                                                        |X|
Phoenix-State Street Research Small-Cap Growth                                                                |X|
-----------------------------------------------------------------------------------------------------------------------------------

Additional information about Executive Benefit - VUL (the "Policy") and the Phoenix Life and Annuity Variable Universal Life Account (the "Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2003, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI should be directed in writing to Phoenix COLI Administration Unit, One American Row, Hartford, CT 06102 or by telephone 860.403.6013.

Information about the Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about the Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.


Phoenix Life and Annuity Company


www.phoenixwm.com
V606


Investment Company Act File No. 811-07835


[logo] PHOENIX WEALTH MANAGEMENT(R)


L0134PR  (C) Phoenix Life and Annuity Company                 [logo] Printed on recycled paper.                                5-03

                                     PART B

================================================================================
                                 CORPORATE EDGE
                             EXECUTIVE BENEFIT - VUL
================================================================================



    PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT (THE "ACCOUNT")
                   ISSUED BY: PHOENIX LIFE AND ANNUITY COMPANY



STATEMENT OF ADDITIONAL INFORMATION ("SAI")                          MAY 1, 2003

                                  ------------

                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES


This SAI is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2003. You may obtain a copy of the prospectus without charge by contacting Andesa TPA, Inc. at the address or telephone number below. Defined terms used in the current prospectus are incorporated in this SAI.

                                  ------------

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Phoenix Life and Annuity Company..........................................     2


The Account...............................................................     2

The Policy................................................................     3

Underwriter...............................................................     3

Performance History.......................................................     3

Federal Income Tax Considerations.........................................     6

Voting Rights.............................................................     9

Safekeeping of the Account's Assets.......................................     9

Sales of Policies.........................................................     9

State Regulation..........................................................     9

Reports...................................................................    10

Experts ..................................................................    10

Separate Account Financial Statements.....................................  SA-1

Company Financial Statements..............................................   F-1

                                 --------------

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:                  [envelope] ANDESA TPA, INC.
                                                           1605 N Cedar Crest Blvd, Suite 502
                                                                          Allentown, PA 18104
                                                                            Tel. 610.439.5256

PHOENIX LIFE AND ANNUITY COMPANY
--------------------------------------------------------------------------------
We are Phoenix Life and Annuity Company, a Connecticut stock life insurance company. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. We were formerly Savers Life Insurance Company of America, chartered in Missouri in 1981. We redomiciled to Connecticut in April 1997.

We are an indirect, wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company. As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation.

Our executive office is at One American Row in Hartford, Connecticut and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut.


THE ACCOUNT
--------------------------------------------------------------------------------
Phoenix Life and Annuity Company established the Account as a separate account under Connecticut insurance law on July 1, 1996. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

Connecticut law requires all income, gains or losses of the Account be credited to or charged against amounts placed in the Account without regard to the other income, gains and losses of Phoenix Life and Annuity Company. The assets of the Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix Life and Annuity Company.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We will determine whether marketing needs and investment conditions warrant the establishment of additional subaccounts, and the extent to which they would be made available to existing policy owners. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective.

We do not guarantee the investment performance of the Account nor any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. You, as policy owner, bear the full investment risk for all monies invested in the Account.

REINVESTMENT AND REDEMPTION
All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. We redeem fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate, we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.

DETERMINATION OF SUBACCOUNT VALUES
We establish the unit value of each subaccount of the Account on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just prior valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to 6 decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

    (A) + (B)
    --------  - (D) where:
       (C)

(A) = The value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

(B) = The amount of any dividend capital gain distribution received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period.

(C) = The value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date.

(D) = The charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.

THE POLICY
--------------------------------------------------------------------------------
The number of units credited to a subaccount of the Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

Policies sold to officers, directors and employees of Phoenix (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option is also available to career agents of Phoenix (and their spouses and children).

THE CONTRACT
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix Life and Annuity Company can agree to change or waive any provisions of the policy.

SUICIDE
We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value less any outstanding loans and refund any monthly deductions other than fees and charges.

INCONTESTABILITY
We may not contest this policy or any attached rider after it has been in force for 2 years provided the person insured is alive during that time.

MISSTATEMENT OF AGE OR SEX
If you incorrectly state the age or gender of the insured person we will adjust the death benefit to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the correct personal information.

SURPLUS
This policy is nonparticipating and does not pay dividends.


UNDERWRITER
--------------------------------------------------------------------------------
PEPCO, an affiliate of Phoenix Life and Annuity Company, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. Phoenix Life and Annuity Company directly bears all underwriting commission costs.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value. (see "Charges and Deductions").

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:

The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2002:

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:................................$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:............................................$1.000203
Calculation:
   Ending account value............................................... $1.000203
   Less beginning account value........................................$1.000000
   Net change in account value.........................................$0.000203
Base period return:
   (adjusted change/beginning account value)...........................$0.000203
Current annual yield = return x (365/7) =..................................1.06%
Effective annual yield = [(1 + return)(365/7)] - 1 =.......................1.06%

The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

Total Return: We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable policy charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than your original investment. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.


------------------------------------------------------------------------------------------------------------------------------------
                                 AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

SERIES                                             INCEPTION DATE   1 YEAR     5 YEARS    10 YEARS  SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  5/1/90       -16.04%     -3.30%      4.96%         3.29%
----------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                     10/29/01      -12.16%                              -5.69%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series       7/14/97      -24.83%     -2.68%                   -1.54%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series      10/29/01      -26.20%                             -18.39%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    5/1/95        10.58%      3.72%                   11.18%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                12/31/82      -25.95%     -8.63%      2.76%        10.38%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series         8/15/00      -29.94%                             -30.35%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    10/8/82       0.01%       2.83%      3.01%         4.80%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      12/31/82       8.49%       3.22%      6.50%         8.31%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                  3/2/98       -23.08%                               1.92%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                  12/15/99        9.10%                               6.50%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series                    8/12/02                                           -4.00%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series           8/12/02                                           0.44%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series      8/12/02                                           -4.77%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                  8/12/02                                           -2.67%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                   8/12/02                                           -0.06%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series              8/12/02                                            5.78%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series             8/12/02                                           -1.32%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series               8/12/02                                           -0.52%
----------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series             12/15/99      -29.94%                             -21.10%
----------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                    10/29/01      -21.97%                             -16.33%
----------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                              10/29/01      -15.08%                              -8.98%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                        12/15/99      -16.72%                              -9.61%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series            8/15/00      -38.61%                             -44.23%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                3/2/98       -23.67%                              -2.64%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series           9/17/84      -12.86%      2.68%      6.28%         9.50%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series         11/20/00      -15.71%                              -9.70%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         3/2/98        -9.83%                              -0.56%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series      11/20/00       -9.82%                               4.42%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                   3/2/98       -33.53%                              -0.89%
----------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series  8/12/02                                            0.29%
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                     5/5/93       -25.49%     -3.53%                    6.08%
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                           5/5/93       -31.34%     -3.44%                    6.59%
----------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio              1/25/95      -34.94%      2.04%                   12.29%
----------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II       3/28/94        7.56%      5.33%                    5.22%
----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                     3/1/94        -0.03%     -1.76%                    3.24%
----------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                           11/3/97       -10.71%      2.31%                    2.13%
----------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                     11/3/97      -23.08%     -7.73%                   -6.78%
----------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                   11/3/97      -31.27%     -1.69%                   -1.60%
----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                          11/8/96      -13.07%      2.54%                    5.16%
----------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund           9/27/96       -1.52%     -6.91%                   -10.97%
----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                      5/11/92      -19.75%     -3.45%      6.42%         5.28%
----------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                11/28/88       -5.73%      0.94%      7.33%         7.56%
----------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                       3/15/94      -19.67%      0.08%                    4.93%
----------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                  8/22/97      -22.75%     -6.52%                   -7.42%
----------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                      10/1/97      -23.48%     -2.11%                   -1.71%
----------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                  11/30/99      -49.88%                             -37.71%
----------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                   2/1/99       -16.53%                               1.79%
----------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         5/1/95       -15.07%      3.95%                    9.95%
----------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                          2/1/99        -8.94%                               9.20%
----------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                          5/1/95       -18.03%      1.61%                   11.75%
----------------------------------------------------------------------------------------------------------------------

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

      The Dow Jones Industrial Average(SM)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The Standard & Poor's 500 Index (S&P 500)

Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

      Lipper Analytical Services
      Morningstar, Inc.
      Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

      Barron's
      Business Week
      Changing Times
      Forbes
      Fortune
      Consumer Reports
      Investor's Business Daily
      Financial Planning
      Financial Services Weekly
      Money
      The New York Times
      Personal Investor
      Registered Representative
      U.S. News and World Report
      The Wall Street Journal
The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on the first page of the prospectus.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION

The ultimate effect of federal income taxes on values under the Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. This discussion is general in nature and is not intended as income tax advice. For complete information on federal and state income tax considerations, a qualified income tax advisor should be consulted. No attempt is made to consider any estate and inheritance taxes, or any state, local or other income tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy.

The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

PHOENIX LIFE AND ANNUITY COMPANY'S INCOME TAX STATUS

We are taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, neither the Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life and Annuity Company.

Investment income and realized capital gains on the assets of the Account are automatically reinvested in the Account and affect the Account's value. We do not pay taxes on the dividends and realized capital gains of the Account. Due to our income tax status under current provisions of the Code, we make no charge to the Account for our federal income taxes attributable to the Account. We reserve the right to make a deduction for taxes under the following circumstances:

o We determine that our federal income tax treatment differs from what we currently believe it to be;
o A changes occur that affect the income tax treatment of our variable life insurance contracts; or
o  A change occurs in our income tax status.

If we impose such a charge, it will equal the federal income taxes attributable to the investment results of the Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS

The policy should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. See the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER

Upon full surrender of a policy for its cash value, the excess of the total you receive including any outstanding loans, over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER

If the policy is a modified endowment contract, partial surrenders are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on "Modified Endowment Contracts" below.

If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of the amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered.

Consult with your income tax advisor before you make a partial withdrawal to determine the portion which could be subject to tax, and to determine the impact it might have under the new rules affecting modified endowment contracts.

LOANS

We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult a tax advisor with respect to tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES

The Code may impose additional restrictions on a policy owned by a business or by a corporation. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL

Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires 7 equal annual premiums to be "fully paid-up," providing a level death benefit with no further premiums. A policy becomes a modified endowment contract, if, at any time during the first 7 years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. We may return premiums with interest within 60 days of the end of the policy year, and if we do they will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST 7 YEARS
If you reduce the death benefit during the first 7 policy years, the 7-pay test will be re-calculated. The new test will reflect the new death benefit (and face amount) for both your policy and the hypothetical policy. All premiums you paid will be taken into account.

DISTRIBUTIONS AFFECTED

If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which it failed the test and thereafter. However, distributions made in anticipation of such failure (there is a presumption that distributions made within 2 years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for 7 years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX

Taxable amounts from a modified endowment contract will be subject to an additional 10% excise tax, with certain exceptions. This additional tax may not apply:

[diamond] on or after the taxpayer attains age 59 1/2;

[diamond] if payments are attributable to the taxpayer's disability (within the meaning of Code Section 72(m)(7)); or

[diamond] if payments are made as a series of substantially equal periodic payments (at least annually) for the life or life expectancy of the taxpayer (or for the lives or life expectancies of the taxpayer and his beneficiary).

MATERIAL CHANGES

If a policy undergoes a "material change" it must be re-determined whether or not it meets the 7-pay test. A "material change" could include:

[diamond] an increase in the death benefit;

[diamond] an increase in or addition of a qualified additional benefit; or

[diamond] a reduction or elimination of any additional rider benefit previously elected

The following are two exceptions that are not considered a material change as given above:

[diamond] An increase attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first 7 policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond] The death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment (subject to regulations) based on an established broad-based index specified in the policy. This does not constitute a material change if:

          o the cost-of-living determination period does not exceed the remaining premium payment period; and

          o the cost-of-living increase is funded ratably over the remaining premium payment period.

A reduction in the death benefit is not considered a material change unless premium payments are also reduced.

A material change may occur at any time during the life of the policy, and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS

All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts.

Consult an income tax advisor about the consequences of purchasing of multiple modified endowment contracts within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES

The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

DIVERSIFICATION STANDARDS

To comply with the Diversification Regulations under Code Section 817(h), each series of the fund is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series assets are invested so that no more than:

[diamond] 55% is in any 1 investment

[diamond] 70% is in any 2 investments

[diamond] 80% is in any 3 investments

[diamond] 90% is in any 4 investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account; therefore, each series or portfolio of a fund will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified in that there is no limit on the investment that may be made in U.S. Treasury securities. For the purpose of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

The U.S. Treasury announced that the Diversification Regulations do not provide guidance concerning how you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement would provide. It is possible that we may need to modify the policy to comply with such future U.S. Treasury announcements. Therefore, we reserve the right to modify the policy as necessary to prevent you from being considered the owner of the assets of the Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT

Changing the policy owner or the person insured or exchanging or assigning the policy may have tax consequences. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract without recognition of gain or loss, provided that no money or other property is received in the exchange, and that the same person is insured. An outstanding loan from the surrendered policy could be treated as the receipt of money on the exchange, resulting in possible tax consequences.

We recommend that you consult an income tax advisor before making such a change or exchange.

OTHER TAXES

Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to such taxes.

VOTING RIGHTS
--------------------------------------------------------------------------------
We will vote the funds' shares held by a subaccount at all regular and special shareholder meetings of the funds. Such voting will be according to your instructions to the extent required by law. However, we may elect to vote fund shares at our own discretion should the 1940 Act or any regulation thereunder be amended, or if its present interpretation should change allowing us to do so.

We will determine the number of votes you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. Fractional shares will be recognized.

We will vote the shares for which we receive no timely instructions in the same proportion as the shares for which we do receive votes. When we receive instructions to abstain from voting on any item, we reduce the number of votes cast on that item accordingly.

You will receive proxy materials, reports and other materials related to the funds.

We may disregard voting instructions when required by state insurance regulatory authorities, if the instructions could cause a change in the sub-classification or investment objective of a portfolio or to approve or disapprove an investment advisory contract. We may also disregard voting instructions that would make changes to a portfolio's investment policies or investment advisor that violate state law or regulations. We may disregard voting instructions that would result in an adverse effect on our General Account or result in overly speculative or unsound investments contrary to state law. Should we ever disregard voting instructions, we will promptly report it to policy owners along with the reasons for doing so.

SAFEKEEPING OF THE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------
We hold the assets of the Account separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.

SALES OF POLICIES
--------------------------------------------------------------------------------
Policies may be purchased from registered representatives of W.S. Griffith & Co., Inc. ("WSG"), a New York corporation incorporated on August 7, 1970. WSG is licensed to sell PHL Variable insurance policies as well as annuity contracts and funds of companies affiliated with PHL Variable. WSG, a wholly owned Phoenix subsidiary, and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. PEPCO serves as national distributor of the policies pursuant to an underwriting agreement dated December 31, 1996. PEPCO, a Connecticut corporation incorporated on July 16, 1968, is a wholly owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), a wholly owned subsidiary of Phoenix. PEPCO is located at 56 Prospect Street in Hartford, Connecticut.

Policies also may be purchased from other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreements provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. PHL Variable will pay a maximum total sales commission of 50% of premiums. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.

STATE REGULATION
--------------------------------------------------------------------------------
We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Insurance Commissioner. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation includes certain limitations on the investments we make, including investments for the Account and the

Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------
We will furnish policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.

EXPERTS
--------------------------------------------------------------------------------
Matthew A. Swendiman, Counsel, and Brian A. Giantonio, Counsel, Phoenix Life and Annuity Company, have provided advice on certain matters relating to the federal securities and income tax laws, respectively, in connection with the contracts described in this prospectus.

         PHOENIX LIFE AND ANNUITY
         VARIABLE UNIVERSAL LIFE ACCOUNT
         FINANCIAL STATEMENTS
         DECEMBER 31, 2002


                           [TO BE FILED BY AMENDMENT]

         PHOENIX LIFE AND ANNUITY COMPANY
         FINANCIAL STATEMENTS
         DECEMBER 31, 2002

                           [TO BE FILED BY AMENDMENT]

                                     PART C
                                OTHER INFORMATION


ITEM 27.  EXHIBITS

(a)   BOARD OF DIRECTORS RESOLUTION.

      Resolution of the Board of Directors of Depositor establishing the Account is incorporated by reference to Registrant's September 27, 1996 filing on Form S-6 (File No. 333-12989) [Accession Number 0000949377-96-000072]

(b)   CUSTODIAN AGREEMENTS.

      Not applicable.

(c)   UNDERWRITING CONTRACTS

      Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated October 27, 1997, filed via Edgar with Pre-Effective Amendment No. 2 on November 4, 1997 and incorporated herein by reference. [Accession Number 0000949377-97-000129]

      Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies filed via Edgar with Pre-Effective Amendment No. 2 on November 4, 1997 and incorporated herein by reference. [Accession Number 0000949377-97-000129]

(d)   CONTRACTS+

      Version A:
      (1) Flexible Premium Variable Universal Life Insurance Policy Form Number V604 of Depositor filed via Edgar with Pre-Effective Amendment No. 1 on March 14, 1997 and incorporated herein by reference. [Accession Number 0000949377-97-000041]

      Version B:
      (2) Flexible Premium Variable Universal Life Insurance Policy Form V606 of Depositor, together with Variable Policy Exchange Option Rider VR34 and Flexible Term Insurance Rider VR36 of Depositor, filed via Edgar with registrant's Post-Effective Amendment No. 4 on October 29, 1999. [Accession Number 0000949377-99-000387]

      Version C:
      (1) Flexible Premium Variable Universal Life Insurance Policy Form V608 of Depositor, filed via Edgar with registrant's Post-Effective Amendment No. 4 on October 29, 1999. [Accession Number
           0000949377-99-000387]

(e)   APPLICATIONS

      Version A:
      Form of application for Flex Edge Success filed via Edgar with Pre-Effective Amendment No. 1 on March 14, 1997 and incorporated herein by reference. [0000949377-97-000041]

      Version B:
      Form of application for Phoenix Corporate Edge is incorporated by reference to Registrant's October 29, 1999 EDGAR filing on Form S-6 (File No. 333-12989) [Accession Number 0000949377-99-000387]

      Version C:
      Form of application for Phoenix Executive Benefit - VUL is incorporated by reference to Registrant's October 29, 1999 EDGAR filing on Form S-6 (File No. 333-12989) [Accession Number 0000949377-99-000387]

(f)   DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BY-LAWS.

      (1) Charter of Phoenix Life and Annuity Company, filed via Edgar with the Registration Statement on September 27, 1996 and incorporated herein by reference. [Accession Number 0000949377-96-000072]

           (a)  Certificate of Incorporation dated November 2, 1981.
           (b) Certificate of Amendment of its Articles of Incorporation dated March 16, 1984.

           (c) Certificate of Amendment of its Articles of Incorporation dated April 18, 1985.
           (d) Certificate of Amendment of its Articles of Incorporation dated December 3, 1992.
           (e) Certificate of Amendment of its Articles of Incorporation dated May 9, 1996.

      (2) Certificate of Redomestication and Amended and Restated Certificate of Incorporation dated April 21, 1997 filed via Edgar with Pre-Effective Amendment No. 2 on November 4, 1997 and incorporated herein by reference. [Accession Number 0000949377-97-000129]

      (3) By-Laws of Phoenix Life and Annuity Company filed via Edgar with Post-Effective Amendment No. 1 on April 29, 1998 and incorporated herein by reference. [Accession Number 0000949377-98-000064]

(g)   REINSURANCE CONTRACTS.

      Not applicable.

(h)   PARTICIPATION AGREEMENTS.

      (1) Participation agreement between Phoenix Life and Annuity Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant's Post-Effective Amendment Number 8 (File No. 333-12989) on April 30, 2002. [Accession Number 0000949377-02-000245]

      (2) Participation agreement between Phoenix Life and Annuity Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Registrant's Post-Effective Amendment Number 8 (File No. 333-12989) on April 30, 2002. [Accession Number 0000949377-02-000245]

      (3) Participation agreement between Phoenix Life and Annuity Company, Morgan Stanley Dean Witter Universal Funds, Inc., Miller Anderson & Sherrerd, LLP and Morgan Stanley Dean Witter Investment Management, Inc. is incorporated by reference to Registrant's Post-Effective Amendment Number 8 (File No. 333-12989) on April 30, 2002. [Accession Number 0000949377-02-000245]

      (4) Participation agreement between Phoenix Life and Annuity Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant's Post-Effective Amendment Number 8 (File No. 333-12989) on April 30, 2002. [Accession Number 0000949377-02-000245]

      (5) Participation agreement between Phoenix Life and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Registrant's Post-Effective Amendment Number 8 (File No. 333-12989) on April 30, 2002. [Accession Number 0000949377-02-000245]

      (6) Participation agreement between Phoenix Life and Annuity Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant's Post-Effective Amendment Number 8 (File No. 333-12989) on April 30, 2002. [Accession Number 0000949377-02-000245]

(i)   ADMINISTRATIVE CONTRACTS.

      Form of Administrative Services Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated November 12, 2002.

(j)   OTHER MATERIAL CONTRACTS.

      Not applicable.

(k)   LEGAL OPINION.

      (1)  Opinion and Consent of Counsel (to be filed by amendment).

(l)   ACTUARIAL OPINION.

      Not applicable.

(m)   CALCULATION.

      Not applicable.

(m)   OTHER OPINIONS.

      (1)  Consent of Independent Accountants (to be filed by amendment)
      (2) Opinion and Consent of Brian A. Giantonio, Esq. CPA. (to be filed by amendment)

(o)   OMITTED FINANCIAL STATEMENTS.

      Financial Statements for the period ended December 31, 2002 for the Phoenix Life Variable Universal Life Account and Financial Statements for the period ended December 31, 2002 for Phoenix Life Insurance Company to be filed by amendment.

(p)   INITIAL CAPITAL AGREEMENTS.

      Not applicable.

(q)   REDEEMABILITY EXEMPTION.

      Not applicable.


ITEM 28.  DIRECTORS AND OFFICERS OF THE DEPOSITOR.

                               DIRECTORS                             PRINCIPAL OCCUPATION FOR THE PAST 5 YEARS
                               ---------                             -----------------------------------------

Robert W. Fiondella                                       Chairman and Chief Executive Officer,
                                                          The Phoenix Companies, Inc.
                                                          Hartford, Connecticut
                                                          Various positions with Phoenix Life Insurance Company and its subsidiaries

Michael J. Gilotti                                        Senior Vice President, Phoenix Life Insurance Company,
                                                          Hartford, Connecticut
                                                          Formerly held various positions with Aetna Retirement
                                                          Services, Hartford, Connecticut

Robert E. Primmer                                         Senior Vice President, Phoenix Life Insurance Company,
                                                          Hartford, Connecticut
                                                          Various positions with Phoenix Life Insurance Company and its subsidiaries

Simon Y. Tan                                              Executive Vice President,
                                                          Phoenix Life Insurance Company
                                                          Hartford, Connecticut
                                                          Various positions with Phoenix Life Insurance Company and its subsidiaries

Dona D. Young                                             President and Chief Operating Officer,
                                                          The Phoenix Companies, Inc.
                                                          Hartford, Connecticut
                                                          Various positions with Phoenix Life Insurance Company and its subsidiaries

                       EXECUTIVE OFFICERS, TITLE                     PRINCIPAL OCCUPATION FOR THE PAST 5 YEARS
                       -------------------------                     -----------------------------------------

Simon Y. Tan, President                                   Executive Vice President,
                                                          Phoenix Life Insurance Company
                                                          Hartford, Connecticut
                                                          Various positions with Phoenix Life Insurance Company and its subsidiaries

Michael J. Gilotti, Senior Vice President                 Senior Vice President, Phoenix Life Insurance Company,
                                                          Hartford, Connecticut
                                                          Formerly held various positions with Aetna Retirement


                                                          Services, Hartford, Connecticut

Louis J. Lombardi, Senior Vice President                  Senior Vice President, Phoenix Life Insurance Company,
                                                          Hartford, Connecticut
                                                          Various positions with Phoenix Life Insurance Company and its subsidiaries

Robert E. Primmer, Senior Vice President                  Senior Vice President, Phoenix Life Insurance Company,
                                                          Hartford, Connecticut
                                                          Various positions with Phoenix Life Insurance Company and its subsidiaries

Christopher M. Wilkos, Senior Vice President              Senior Vice President, The Phoenix Companies, Inc.
                                                          Formerly held various positions with Phoenix Life Insurance
                                                          Company and its subsidiaries;
                                                          Formerly Vice President, Portfolio Strategy, Connecticut
                                                          Mutual Life Insurance Company

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


                                                 ---------------------------------
                                                          Phoenix Life
        |----------------------------------------      Insurance Company          --------------
        |                                                   NY Corp.                           |
        |                         |--------------          (Succ. By                           |
        |                         |                  demutualization, 2001)                    |
        |                         |              ---------------------------------             |
        |                         |                            |                               |
---------------------   -----------------------  ---------------------------------     ---------------------
     Separate                 Variable
  Accounts B, C,            Accumulation                Variable Universal
      and D                   Account                     Life Account              |-    PM Holdings, Inc.
  NY Sep. Accts.          NY Sep. Account               NY Sep. Account             |         CT Corp.
     (7/1/92)                (6/21/82)                     (6/17/85)                |        (1/18/81)
---------------------   -----------------------  ---------------------------------  |  ---------------------
        |                         |                            |                    |         |
----------------------------------------------------------------------------------  | ---------------------
                                                                                    |
                          The Phoenix Edge Series Fund                              |    Phoenix Variable
                                Mass. Bus. Trust                                    |     Advisors, Inc.
                                    (2/18/86)                                       |
                                                                                    |
----------------------------------------------------------------------------------  | ---------------------
      \          \          \                                                       |
       \          \          \      ----------------------------------------------  |
        \          \          \                                                     |
         \          \          \           PHL Variable Insurance Company         --|
          \          \          \              CT Stock Co. (4/24/81)               |
           \          \          \                                                  |
            \          \          \ ----------------------------------------------  |
             \          \          \                           |                    |
                    ---------------------------  ---------------------------------  |
                                                                                    |
                         PHLVIC Variable                   PHL Variable             |
                      Universal Life Account           Accumulation Account         |
                          CT Sep. Acct.        \          CT Sep. Acct.             |
                            (9/10/98)                       (12/7/94)               |
                                                                                    |
                    ---------------------------  ---------------------------------  |
                      \                                                             |
                       \    ------------------------------------------------------  |
                        \                                                           |
                         \              Phoenix Life and Annuity Co.              --|
                          \                   CT Stock Co. (3/96)
                           \
                            ------------------------------------------------------
                              \                           |
                               \   -----------------------------------------------
                                \
                                 \            Phoenix Life and Annuity
                                  \           Variable Universal Life
                                   \                  Account
                                                CT Sep. Acct. (5/97)

                                   -----------------------------------------------

ITEM 30. INDEMNIFICATION

Section 5.9 of the Connecticut Corporation Law & Practice, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

Article V of the Bylaws of the Company provides that: "Each person who is or was a director or officer of the Company (including the heirs, executors, administrators or estate of such person) shall be indemnified by the Company as of right to full extent permitted or authorized by the laws of the State of Connecticut against any liability, cost or expense asserted against him and incurred by him by reason of his capacity as a director or officer, or arising out of his status as a director or officer."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 31.  PRINCIPAL UNDERWRITERS.

1.  Phoenix Equity Planning Corporation ("PEPCO")

    (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, PHLVIC Variable Universal Life Account, Phoenix Life Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

    (b)  Directors and Executive Officers of PEPCO

         NAME AND PRINCIPAL         POSITIONS AND OFFICES
         BUSINESS ADDRESS           WITH UNDERWRITER
         ----------------           ----------------
         Michael E. Haylon*         Director
         Philip R. McLoughlin*      Director & Chairman
         William R. Moyer**         Director, Executive Vice President, Chief Financial Officer & Treasurer
         Stephen D. Gresham*        Executive Vice President, Chief Sales and Marketing Officer
         John F. Sharry**           President, Retail Distribution
         Nancy J. Engberg*          Secretary

         * The principal business address of this individual is 56 Prospect Street, Hartford, CT
         ** The principal business address of this individual is 100 Bright
            Meadow Blvd., Enfield, CT

     (c) Compensation received by PEPCO during Registrant's last fiscal year:

         NAME OF                     NET UNDERWRITING              COMPENSATION          BROKERAGE
         PRINCIPAL UNDERWRITER       DISCOUNTS AND COMMISSIONS     ON REDEMPTION         COMMISSIONS      COMPENSATION
         ---------------------       -------------------------     -------------         -----------      ------------
         PEPCO                                 $0                        0                    0                 0


ITEM 32.  LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of Phoenix Life and Annuity Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083 and 101 Munson Street, Greenfield, Massachusetts 01302.

ITEM 33.  MANAGEMENT SERVICES.

Not applicable.


ITEM 34.  FEE REPRESENTATION.

Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Life and Annuity Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life and Annuity Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Phoenix Life and Annuity Variable Universal Life Account certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485 of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford, State of Connecticut on the 26th day of February, 2002.



                    PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                    ------------------------------------------------------------
                                          (Registrant)

                By: PHOENIX LIFE AND ANNUITY COMPANY
                    ------------------------------------------------------------
                                          (Depositor)

                By: /s/ Simon Y. Tan
                    ------------------------------------------------------------
                                    Simon Y. Tan, President

   ATTEST:            /s/Joseph P. DeCrese
           -------------------------------------------
             Joseph P. DeCrese, Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of February, 2003.

                SIGNATURE                     TITLE
                ---------                     -----

                                              Director
 ---------------------------------------
           *Robert W. Fiondella

                                              Director, Senior Vice President
 ---------------------------------------
           *Michael J. Gilotti

                                              Director, Senior Vice President
 ---------------------------------------
            *Robert E. Primmer

                                              Director and President
 ---------------------------------------
              *Simon Y. Tan.

                                              Director
 ---------------------------------------
              *Dona D. Young


   -------------------------------------------------------
By: /s/ Richard J. Wirth

*Richard J. Wirth as Attorney-in-Fact pursuant to Powers of Attorney previously filed.